As filed with the Securities and Exchange Commission on March 9, 2023

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor

New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 880-0200

Carly Arison, One Liberty Plaza, 46th Floor New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Date of fiscal year end:        December 31

Date of reporting period:     December 31, 2022

Item 1:	Report(s) to Shareholders.

The Annual Report is attached.

ANNUAL REPORT
Syntax Stratified LargeCap ETF
Syntax Stratified MidCap ETF
Syntax Stratified SmallCap ETF
Syntax Stratified U.S. Total Market ETF
Syntax Stratified U.S. Total Market Hedged ETF
Syntax Stratified Total Market II ETF
December 31, 2022

Syntax ETF Trust
Annual Report
December 31, 2022
This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Syntax ETF Trust (Unaudited)
Dear Shareholder,
Enclosed is the report for the Syntax ETF Trust (“Syntax”) for the year or period ending December 31, 2022, together with Management's Discussion and Analysis for the Syntax Stratified LargeCap ETF (“SSPY”), the Syntax Stratified MidCap ETF (“SMDY”), the Syntax Stratified SmallCap ETF (“SSLY”), the Syntax Stratified U.S. Total Market ETF (“SYUS”), the Syntax Stratified U.S. Total Market Hedged ETF (“SHUS”), and the Syntax Stratified Total Market II ETF (“SYII”). Also included is information about the respective indices for SSPY, SMDY, and SSLY - the Syntax Stratified LargeCap Index, the Syntax Stratified MidCap Index, and the Syntax Stratified SmallCap Index.
Syntax offers investors investment products that track Stratified Weight versions of major market indices. Stratification is a patented method of index construction whose goal is to provide diversification across business risks1. The stratification process determines the common economic and business risks companies face and equally divides stocks within carefully defined segments defined by those common risks. In contrast to both capitalization-weighted and equal-weighted indices, stratification uses economic factors as its weighting determinant. We believe that this gives stratification a long-term advantage compared to more traditional weighting methods.
2022 was a difficult year for U.S. equities. In an environment characterized by market volatility and an inflation-fueled rise in global interest rates, the Stratified Weight diversification approach showed consistent market strength compared to both the capitalization weighted S&P 500 Index and the equal weighted S&P 500 Equal Weight Index. Rising rates were particularly harmful for growth companies, which are overrepresented in the S& P 500. Since the Stratified Weight method constrains over-representation in any given sector, SSPY’s performance avoided this particular risk., For the year, the Syntax Stratified LargeCap Index substantially outperformed the S&P 500 Index by more than 9% and the S&P 500 Equal Weight Index by over 2%.
The markets declined during the first three quarters of the year, but rebounded in the last quarter, as consumer stocks and a wide range of growth companies recovered. However, Q4 2022 highlighted the risks inherent in concentrated stock positions, especially in mega-cap companies, as Tesla dropped by 53.6% and Amazon fell by 25.7% during the quarter, which dragged the S&P 500 Index down given the oversize weightings of these companies. In Q4 2022, the S&P 500 Index rose by 7.56% compared to the S&P 500 Equal Weight Index, which gained 11.64% and SSPY which rose 12.08% on a net asset value basis.
The Syntax Stratified MidCap (SMDY) and Syntax Stratified SmallCap ETFs (SSLY) were also affected by the market decline. For the year ending December 31, 2022, The Syntax Stratified MidCap ETF declined 12.7% on a market price basis and 12.6% on a net asset value (“NAV”) basis. For the year, the Syntax Stratified MidCap ETF outperformed the S&P 400 Index, which returned -13.06% in 2022. For the year ending December 31, 2022, SSLY returned -18.6% on a market price basis and -18.55% on a net asset value (“NAV”) basis. The Syntax Stratified SmallCap ETF underperformed the S&P 600 Index by 2.45% on a net asset value basis in 2022, driven by its relative overweight in underperforming tech stocks.
The Syntax Stratified U.S. Total Market ETF (SYUS) outperformed the S&P Composite 1500 Index by 7.73% for 2022 on a net asset value (“NAV”) basis. For the year ending December 31, 2022, SYUS returned -10.05% on a market price basis and on a net asset value (“NAV”) basis. During 2022, SYUS’s largest holding was SSPY, which has a target weight of approximately 85% in the portfolio, which drove outperformance for the year.
The Syntax Stratified U.S. Total Market Hedged ETF (SHUS) saw significant outperformance in 2022, returning -3.32% on a market price basis and -3.53% on a net asset value (“NAV”) basis. SHUS outperformed the S&P Composite 1500 Index by 14.25% on a net asset value (“NAV”) basis for the year ending December 31, 2022.
1 Business risks are risks related to the nature of a company's business: what it does, who its customers are, what supplies it utilizes, and other such attributes.

Our newest ETF, the Syntax Stratified Total Market II ETF (NYSE Arca Ticker: SYII), launched on June 14, 2022. SYII provides stratified, U.S. total market equity exposure by generally investing in SSPY, SMDY, and SSLY. Additional information is provided in the Manager’s Note.
Overall, while 2022 was a challenging year, we believe that the power of business risk diversification in 2022 was demonstrated, specifically in SSPY. As we have consistently highlighted in our research, market cap-weighted indices often become overexposed to groups of companies with common business risks, such as the current concentration in technology stocks within the US large-cap space. The rising interest rate environment in 2022 created significant headwind for the S&P 500, which SSPY was better able to weather given its more rigorous diversification across business risks. We are cautiously confident that this relative outperformance may persist, as prolonged macroeconomic uncertainty remains amidst tight monetary policy, and as cap-weighted market indices remain concentrated.
As we begin 2023, many of the same macro-level risks that framed 2022 remain: heightened geopolitical tensions with China and Russia, coupled with continuing global inflation, energy and food shortages and above all else, tightening monetary policy. In other words, we expect more of the same macroeconomic uncertainty that defined 2022.
During periods of uncertainty and volatility, it has historically been prudent to have diversified portfolios. Syntax believes that diversifying across business risks using the Stratified Weight approach offers investors a unique solution to diversification in equity portfolios. In spite of the uncertainties and challenges that are constant features of the markets, we look forward to the year ahead and appreciate your investment in and support of The Syntax ETF Trust.

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note (Unaudited)

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified LargeCap Index (the “Index”). The Index reweights the constituents of the S&P 500® to address the related business risk concentrations that occur in capitalization-weighted and equal-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities represented by the index constituents.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 500 Index. Unlike the S&P 500 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 500, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ending December 31, 2022, on a market price basis, the Fund returned -9.17%. On a net asset value (“NAV”) basis, the Fund returned -9.02%. During the same time period, the Index returned -8.79%. During the year, the Fund aimed to fully replicate the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 500 Index returned -18.11% and the S&P 500 Equal Weight Index returned -11.45%. The S&P 500 is an unmanaged index weighted by market capitalization based on the average performance of approximately 503 equity securities. The S&P Equal Weight 500 is an unmanaged index and is the equal-weight version of the S&P 500 Index. It includes the same companies as the S&P 500 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
The S&P 500 Index and the S&P 500 Equal Weight Index were selected as performance comparators for their recognition in the marketplace. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. Both indices also use the same underlying universe as the Index. The performance of the Fund differed from the S&P 500 Index and the S&P 500 Equal Weight Index in part because the Fund employs a Stratified Weight methodology.

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note (Unaudited)

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Chevron Corp.	0.84%
Exxon Mobil Corp.	0.84%
Walmart, Inc.	0.77%
Kroger Co.	0.76%
Costco Wholesale Corp.	0.75%
Sysco Corp.	0.74%
Walgreens Boots Alliance, Inc.	0.65%
CVS Health Corp.	0.65%
Valero Energy Corp.	0.58%
Marathon Petroleum Corp.	0.57%
As of December 31, 2022. Holdings subject to change
Sector Breakdown
Energy	13.11%
Financials	12.52%
Consumer Products Services	12.45%
Healthcare	12.44%
Industrials	12.43%
Food	12.34%
Information	12.32%
Information Tools	12.15%
Other Assets in Excess of Liabilities	0.24%
As of December 31, 2022. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Syntax Stratified LargeCap ETF (SSPY)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2022
	Cumulative		Annualized				Calendar Year
	YTD	4Q22	1Y	3Y	5Y	Since Fund Inception	2015	2016	2017	2018	2019	2020	2021	2022
SSPY NAV (%)	-9.02	12.08	-9.02	9.53	9.62	9.92	-1.44	14.11	19.73	-6.57	28.93	12.18	28.76	-9.02
SSPY Market Price (%)	-9.17	11.94	-9.17	9.50	--	--	--	--	--	--	28.90	12.22	28.82	-9.17
Syntax Stratified LargeCap Index (TR)	-8.79	12.20	-8.79	9.83	9.90	--	--	--	20.12	-6.43	29.33	12.38	29.25	-8.79
S&P 500 Index (TR)	-18.11	7.56	-18.11	7.66	9.42	10.17	1.38	11.96	21.83	-4.38	31.49	18.40	28.71	-18.11
S&P 500 Equal Weight Index (TR)	-11.45	11.64	-11.45	9.01	9.11	9.48	-2.20	14.80	18.90	-7.64	29.24	12.83	29.63	-11.45
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.30%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures relating to Portability of Performance on page 18. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified Largecap ETF (“the Fund”) as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The Fund’s NAV price as of January 2, 2019 was used in calculating market price performance for January 2 and January 3, prior to the fund first trading on the New York Stock Exchange on January 4, 2019. The Fund is subject to certain risks, including but not limited to, equity securities risk, large-capitalization risk, index tracking risk, passive strategy/index risk and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note (Unaudited)

The Syntax Stratified MidCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified MidCap Index (the “Index”). The Index reweights the constituents of the S&P 400® to address the related business risk concentrations that occur in capitalization-weighted and equal-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities represented by the constituents of the Index.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC (“Syntax” or the “Index Provider”) has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 400 Index. Unlike the S&P 400 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 400, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ending December 31, 2022, on a market price basis, the Fund returned -12.67%. On a net asset value (“NAV”) basis, the Fund returned -12.61%. During the same time period, the Index returned -12.30%. During the year, the Fund aimed to fully replicate the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 400 Index returned -13.06% and the S&P 400 Equal Weight Index returned -11.47%. The S&P 400 is an unmanaged index weighted by market capitalization based on the average performance of approximately 401 equity securities. The S&P Equal Weight 400 is an unmanaged index and is the equal-weight version of the S&P 400 Index. It includes the same companies as the S&P 400 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
The S&P 400 Index and the S&P 400 Equal Weight Index were selected as performance comparators for their recognition in the marketplace. Both indices also use the same underlying universe as the Index. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. The performance of the Fund differed from the S&P 400 Index and the S&P 400 Equal Weight Index in part because the Fund seeks to track its Index that employs a Stratified Weight methodology.

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note (Unaudited)

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
MKS Instruments, Inc.	1.24%
Azenta, Inc.	1.18%
TripAdvisor, Inc.	1.17%
Ziff Davis, Inc.	1.11%
Helen of Troy Ltd.	1.03%
Coty, Inc.	0.98%
Arrowhead Pharmaceuticals, Inc.	0.93%
Energizer Holdings, Inc.	0.89%
Scotts Miracle-Gro Co.	0.86%
NCR Corp.	0.81%
As of December 31, 2022. Holdings subject to change
Sector Breakdown
Industrials	14.95%
Healthcare	14.53%
Financials	14.17%
Consumer Products Services	14.14%
Information	14.09%
Information Tools	13.73%
Energy	7.23%
Food	6.98%
Other Assets in Excess of Liabilities	0.18%
As of December 31, 2022. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Syntax Stratified MidCap ETF (SMDY)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2022
	Cumulative		Annualized				Calendar Year
	YTD	4Q22	1Y	3Y	5Y	Since Fund Inception	2015	2016	2017	2018	2019	2020	2021	2022
SMDY NAV (%)	-12.61	12.71	-12.61	7.70	7.33	8.14	-4.12	19.25	14.82	-7.58	23.35	17.22	21.95	-12.61
SMDY Market Price (%)	-12.67	12.37	-12.67	--	--	--	--	--	--	--	--	--	21.66	-12.67
Syntax Stratified MidCap Index (TR)	-12.30	12.83	-12.30	8.17	7.75	--	--	--	15.13	-7.33	23.81	17.79	22.53	-12.30
S&P 400 Index (TR)	-13.06	10.78	-13.06	7.23	6.71	8.35	-2.18	20.74	16.24	-11.08	26.20	13.66	24.76	-13.06
S&P 400 Equal Weight Index (TR)	-11.47	11.81	-11.47	9.22	7.18	8.30	-5.24	23.95	13.87	-11.94	23.29	15.77	27.12	-11.47
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.35%, respectively. Prior to May 1, 2021, the net expense ratio was 0.30%. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures relating to Portability of Performance on page 18. A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified Midcap ETF (“the Fund”) as of January 16, 2020 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The Fund is subject to certain other risks, including but not limited to, equity securities risk, small- and mid-capitalization risk, index tracking risk, passive strategy/index risk, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note (Unaudited)

The Syntax Stratified SmallCap ETF (the “Fund”) seeks to track the returns (before fees and expenses) of its underlying index – the Syntax Stratified SmallCap Index (the “Index”). The Index reweights the constituents of the S&P 600® to address the related business risk concentrations that occur in capitalization-weighted and equal-weighted indices. Its goal is to deliver an unbiased return that is representative of all the business opportunities in the market.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
In accordance with its guidelines and procedures, Syntax, LLC the “Index Provider” has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Index, which is a Stratified WeightTM version of the S&P 600 Index. Unlike the S&P 600 Index, which employs a market capitalization weighted methodology, the Index utilizes a patented investment technology to diversify the same constituents and use the same rebalancing schedule as the S&P 600, the primary difference is the weighting scheme applied. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.
For the year ending December 31, 2022, on a market price basis, the Fund returned -18.56%. On a net asset value (“NAV”) basis, the Fund returned -18.55%. During the same time period, the Index returned -18.21%. During the year, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.
During this same time period, the S&P 600 Index returned -16.10% and the S&P 600 Equal Weight Index returned -16.23%. The S&P 600 is an unmanaged index weighted by market capitalization based on the average performance of approximately 601 equity securities. The S&P Equal Weight 600 is an unmanaged index and is the equal-weight version of the S&P 600 Index. It includes the same companies as the S&P 600 Index, but each company is allocated an equal fixed weight of the index at each quarterly rebalance.
Both the S&P 600 Index and the S&P 600 Equal Weight Index were selected as performance comparators. Both indices use the same underlying universe as the Index. Their performance comparison is a useful measure for investors as a broad representation of the U.S. equity market using two different weighting methodologies: capitalization weighting and equal weighting. The performance of the Fund differed from the S&P 600 Index and the S&P 600 Equal Weight Index in part because the Fund seeks to track its Index that employs a Stratified Weight methodology.

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note (Unaudited)

Portfolio Allocations
Top 10 Holdings and Portfolio Weights
Community Healthcare Trust, Inc., REIT	0.62%
Plexus Corp.	0.58%
CareTrust REIT, Inc.	0.56%
Sanmina Corp.	0.55%
Vista Outdoor, Inc.	0.55%
Blucora, Inc.	0.54%
Liquidity Services, Inc.	0.54%
Sturm Ruger & Co., Inc.	0.52%
Brightsphere Investment Group, Inc.	0.51%
Shutterstock, Inc.	0.51%
As of December 31, 2022. Holdings subject to change
Sector Breakdown
Industrials	14.46%
Financials	14.44%
Healthcare	14.40%
Information	14.35%
Consumer Products Services	14.02%
Information Tools	13.77%
Energy	7.35%
Food	7.01%
Other Assets in Excess of Liabilities	0.20%
As of December 31, 2022. (% of the Fund’s Net Assets)
Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Syntax Stratified SmallCap ETF (SSLY)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2022
	Cumulative		Annualized				Calendar Year
	YTD	4Q22	1Y	3Y	5Y	Since Fund Inception	2021	2022
SSLY NAV (%)	-18.55	9.53	-18.55	--	--	16.38	25.72	-18.55
SSLY Market Price (%)	-18.56	9.39	-18.56	--	--	16.38	25.47	-18.56
Syntax Stratified SmallCap Index (TR)	-18.21	9.65	-18.21	--	--	17.44	27.34	-18.21
S&P 600 Index (TR)	-16.10	9.19	-16.10	--	--	16.30	26.82	-16.10
S&P 600 Equal Weight Index (TR)	-16.23	10.39	-16.23	--	--	20.38	32.50	-16.23
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.45% and 0.40%, respectively. Prior to May 1, 2021, the net expense ratio was 0.30%. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures below. The Fund is subject to certain risks, including but not limited to, equity securities risk, small-capitalization risk, index tracking risk, passive strategy/index risk, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified U.S. Total Market ETF (SYUS)
Manager’s Note (Unaudited)

The Syntax Stratified U.S. Total Market ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500 Index (the “Index”) by investing in exchange traded funds or underlying securities that provide Stratified Weight U.S. total equity market exposure.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
For the year ending December 31, 2022, on a market price basis, the Fund returned -10.05%. On a net asset value (“NAV”) basis, the Fund returned -10.05%. During the same time period, the S&P Composite 1500 Index returned -17.78%. The S&P Composite 1500 Index is an unmanaged index that combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, which together comprises approximately 90% of U.S. market capitalization.
Throughout 2022, the target allocation for SSPY, SMDY, and SSLY in the Fund’s equity portfolio was approximately 85%, 10%, and 5% respectively, therefore a key driver of the Fund’s performance was from SSPY. For the year, the Syntax Stratified LargeCap ETF, SSPY, outperformed the S&P 500 Index by approximately 9% on a net asset value (“NAV”) basis.

Syntax Stratified U.S. Total Market ETF (SYUS)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2022
	Cumulative		Annualized				Calendar Year
	YTD	4Q22	1Y	3Y	5Y	Since Fund Inception	2022
SYUS NAV (%)	-10.05	11.81	-10.05	--	--	2.01	-10.05
SYUS Market Price (%)	-10.05	11.81	-10.05	--	--	2.01	-10.05
S&P Composite 1500® Index (TR)	-17.78	7.79	-17.78	--	--	0.04	-17.78
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.75% and 0.35%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures below. The Fund is subject to certain other risks, including but not limited to, equity securities risk, large-, mid-, and small-capitalization risk, index tracking risk, passive strategy/index risk, the risks of the underlying ETFs in which it invests, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified U.S. Total Market Hedged ETF (SHUS)
Manager’s Note (Unaudited)

The Syntax Stratified U.S. Total Market Hedged ETF (the “Fund”) seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500 Index (the “Index”) over a full market cycle by investing in exchange traded funds or underlying securities that provide Stratified Weight U.S. total equity market exposure. Using the Stratified Defined Risk Strategy, the fund combines Syntax’s Stratified Weight Methodology with the Defined Risk Strategy of Swan Global Investments, LLC.
As part of the Defined Risk Strategy, the Fund seeks to reduce market risk by buying S&P 500 Index put options1 to limit overall portfolio downside loss. In an effort to generate additional returns, the Fund will also buy and sell options on equity indices including different expiration dates and engage in various option spread strategies. Each option strategy includes a hedging element so that the Fund is not exposed to significant losses on written options.
For the year ending December 31, 2022, on a market price basis, the Fund returned -3.32%. On a net asset value (“NAV”) basis, the Fund returned -3.53%. During the same time period, the Index returned -17.78%. The S&P 1500 Composite Index is an unmanaged index that combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization.
The Fund has two components that impact its performance: the equity component and the options component. For 2022, the equity allocation in the Fund consisted of SSPY, SMDY, and SSLY, with target weights of 85%, 10%, and 5% of the equity position respectively. The options component of the Fund consisted of put and call options on the S&P 500 Index. The reason for SHUS to invest in options is two-fold: first, for downside mitigation and reduction of volatility and overall risk, and second, to generate supplemental returns to potentially offset some of the hedging costs.
The 2022 market environment was one which demonstrates the effectiveness of a hedged options strategy paired with Stratified Weight equity exposure. SSPY outperformed the S&P 500 Index and S&P Composite 1500 index by over 9% and 8% respectively for the year, while the options effectively mitigated the downside: SHUS outperformed the S&P Composite 1500 Index by 14.25% on a net asset value basis for the year ending December 31, 2022.

1 A put option (or “put”) is a contract giving the option buyer the right, but not the obligation, to sell—or sell short—a specified amount of an underlying security at a predetermined price within a specified time frame.

Syntax Stratified U.S. Total Market Hedged ETF (SHUS)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2022
	Cumulative		Annualized				Calendar Year
	YTD	4Q22	1Y	3Y	5Y	Since Fund Inception	2022
SHUS NAV (%)	-3.53	7.07	-3.53	--	--	-0.07	-3.53
SHUS Market Price (%)	-3.32	8.41	-3.32	--	--	0.08	-3.32
S&P Composite 1500® Index (TR)	-17.78	7.79	-17.78	--	--	-5.04	-17.78
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 1.00% and 0.65%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures below. The Fund is subject to certain other risks, including but not limited to, the risks associated with investing in call and put options, equity securities risk, large-, mid-, and small-capitalization risk, index tracking risk, passive strategy/index risk, the risks of the underlying ETFs in which it invests, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax Stratified Total Market II ETF (SYII)
Manager’s Note (Unaudited)

The Syntax Stratified U.S. Total Market II (the “Fund”) seeks to obtain capital growth that exceeds the performance of the S&P Composite 1500® Index (the “1500 Index”) over a full market cycle by investing in exchange-traded funds or underlying securities that provide Stratified Weight™ U.S. total equity market exposure to companies in the 1500 Index.
When compared to capitalization-weighted and equal weighted strategies, the Stratified approach may provide the following potential advantages:
- Reduce the negative impact of a significant correction in an overweight sector.
- Increase the chance of participating in all sectors during a market rally.
- Capture a fuller range of market opportunities.
For inception of the Fund on June 14, 2022, through December 31, 2022, on a market price basis, the Fund returned 8.33%. On a net asset value (“NAV”) basis, the Fund returned 8.29%. During this same time period, the S&P Composite 1500 Index returned 3.93%. The S&P Composite 1500 Index is an unmanaged index that combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, which together comprises approximately 90% of U.S. market capitalization.

Syntax Stratified Total Market II ETF (SYII)
Manager’s Note (Unaudited)

Performance: Growth of $10,000
Performance Return (%) As of December 31, 2022
	YTD	4Q22	1Y	3Y	5Y	Since Fund Inception
SYII NAV (%)	--	11.77	--	--	--	8.29
SYII Market Price (%)	--	11.80	--	--	--	8.33
S&P Composite 1500® Index (TR)	--	7.79	--	--	--	3.93
*Inception date June 14, 2022.
Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The Growth of $10,000 chart represents a hypothetical investment based upon the historical performance of the Fund. It includes the reinvestment of dividends and capital gains at net asset value: actual returns may differ. Performance reflects contractual reimbursements in effect until May 1, 2023. In the absence of such reimbursements, performance would be reduced. The gross and net expense ratios of the Fund are 0.75% and 0.35%, respectively. Indexes are unmanaged and do not incur fees, expenses, and other costs. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Please see important disclosures below. The Fund is subject to certain other risks, including but not limited to, equity securities risk, large-, mid-, and small-capitalization risk, index tracking risk, passive strategy/index risk, the risks of the underlying ETFs in which it invests, and market trading risk. Investing involves risk, including possible loss of principal.
Performance data current to the most recent month end is available by calling (866) 972-4492.

Syntax ETF Trust
Manager’s Note (Unaudited)

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Investors may purchase or sell individual shares on an exchange on which they are listed. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Please see the prospectus for more details.
Portability of Performance: A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified LargeCap ETF (“the Fund”) as of January 2, 2019 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The returns were calculated using the methodology the SEC requires of registered funds. However, since the private fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. While the performance of the private fund is net of all fees and expenses, the performance of the private fund has not been restated to reflect the management and fee waivers applicable to the Fund. The Fund may be subject to higher fees which would negatively impact performance. The private fund began operations on January 1, 2015 and, on January 2, 2019, was reorganized into the Fund. Prior to the reorganization, the private fund had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, as a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the private fund. If the private fund had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.
Portability of Performance: A privately offered fund managed by Syntax Advisors, LLC was reorganized into the Syntax Stratified MidCap ETF (“the Fund”) as of January 16, 2020 upon commencement of the ETF operations. For periods prior to the commencement of ETF operations, the Fund’s performance is that of the private fund. The returns were calculated using the methodology the SEC requires of registered funds. However, since the private fund did not calculate its returns on a per share basis, its returns have been calculated on its total net asset value. While the performance of the private fund is net of all fees and expenses, the performance of the private fund has not been restated to reflect the management and fee waivers applicable to the Fund. The Fund may be subject to higher fees which would negatively impact performance. The private fund began operations on January 1, 2015 and, on January 16, 2020, was reorganized into the Fund. Prior to the reorganization, the private fund had investment objectives, policies and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, as a registered investment company, the Fund is subject to certain restrictions under the Investment Company Act of 1940 (the “1940 Act”) and the Internal Revenue Code of 1986 (the “Internal Revenue Code”) which did not apply to the private fund. If the private fund had been subject to the provisions of the 1940 Act and the Internal Revenue Code, its performance could have been adversely affected. However, these restrictions are not expected to have a material effect on the Fund’s investment performance.
The Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index, and Syntax Stratified SmallCap Index™ (“the Indices”) are the property of Syntax, LLC, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) to calculate and maintain the Indices. The Indices are not sponsored by S&P Dow Jones Indices or its affiliates or its third-party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices will not be liable for any errors or omissions in calculating the Index. “Calculated by S&P Dow Jones Indices” and the related stylized mark(s) are service marks of S&P Dow Jones Indices and have been licensed for use by Syntax, LLC, the parent company of Syntax Advisors, LLC. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“SPFS”), and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).
The Syntax Stratified LargeCap Index, Syntax Stratified MidCap Index, and Syntax Stratified SmallCap Index™ are the property of Syntax, LLC, the Funds' index provider. Syntax®, Stratified®, Stratified Indices®, Stratified Weight™, and FIS™ are trademarks or registered trademarks of Locus LP. Performance of an index is not illustrative of any particular investment. It is not possible to invest directly in an index.
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.
This report is only intended for the recipient it is addressed and delivered to by Syntax Advisors, LLC and may not be redistributed without prior written consent. The report is provided for informational purposes and is not intended to be, nor should it be construed or used as an offer to sell, or a solicitation of any offer to buy shares or limited partnership interests in any funds managed by Syntax Advisors, LLC. These securities shall not be offered or sold in any jurisdiction in which such offer, solicitation or sale would be unlawful until the requirements of the laws of such jurisdiction have been satisfied. If any offer is made, it shall be pursuant to the offering documents prepared by or on behalf of a specific fund which contains detailed information concerning the investment terms and the risks, fees and expenses associated with an investment in that fund. In the case of any inconsistency between the descriptions or terms in this document and the offering documents, the offering documents shall control.
Index performance does not represent actual fund or portfolio performance and such performance does not reflect the actual investment experience of any investor. An investor cannot invest directly in an index. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in a portfolio invested in accordance with an index. None of the Syntax Indices or the benchmark indices portrayed herein charge management fees or incur brokerage expenses, and no such fees or expenses were deducted from the performance shown; provided, however, that the returns of any investment portfolio invested in accordance with such indices would be net of such fees and expenses. Additionally, none of these indices lend securities, and no revenues from securities lending were added to the performance shown. Foreside Fund Services, LLC is the distributor of the Syntax ETF Trust, and not affiliated with Syntax Advisors, LLC.
THESE MATERIALS DO NOT CONSTITUTE AN OFFER OR SOLICITATION TO BUY ANY SECURITIES OR TO PARTICIPATE IN ANY PARTICULAR TRADING STRATEGY.

Syntax Stratified LargeCap ETF
Schedule of Investments
December 31, 2022

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	1,363	$163,451
A O Smith Corp.	3,313	189,636
Abbott Laboratories	598	65,654
AbbVie, Inc.	1,486	240,152
Accenture PLC, Class A	593	158,236
Activision Blizzard, Inc.	4,548	348,149
Adobe, Inc.(a)	522	175,669
Advance Auto Parts, Inc.	868	127,622
Advanced Micro Devices, Inc.(a)	1,993	129,087
AES Corp.	13,485	387,829
Aflac, Inc.	2,438	175,390
Agilent Technologies, Inc.	845	126,454
Air Products & Chemicals, Inc.	154	47,472
Akamai Technologies, Inc.(a)	3,844	324,049
Alaska Air Group, Inc.(a)	3,471	149,045
Albemarle Corp.	190	41,203
Alexandria Real Estate Equities, Inc., REIT	766	111,583
Align Technology, Inc.(a)	681	143,623
Allegion PLC	709	74,629
Alliant Energy Corp.	1,432	79,061
Allstate Corp.	1,330	180,348
Alphabet, Inc., Class A(a)	2,461	217,134
Alphabet, Inc., Class C(a)	2,451	217,477
Altria Group, Inc.	8,246	376,925
Amazon.com, Inc.(a)	1,708	143,472
Amcor PLC	6,922	82,441
Ameren Corp.	890	79,139
American Airlines Group, Inc.(a)	11,418	145,237
American Electric Power Co., Inc.	2,662	252,757
American Express Co.	298	44,030
American International Group, Inc.	4,094	258,905
American Tower Corp., REIT	326	69,066
American Water Works Co., Inc.	2,193	334,257
Ameriprise Financial, Inc.	355	110,536
AmerisourceBergen Corp.	1,240	205,480
AMETEK, Inc.	921	128,682
Amgen, Inc.	864	226,921
Amphenol Corp., Class A	2,446	186,238
Analog Devices, Inc.	1,350	221,441
ANSYS, Inc.(a)	702	169,596
Aon PLC, Class A	121	36,317
APA Corp.	1,740	81,223
Apple, Inc.	3,601	467,878
Applied Materials, Inc.	1,584	154,250
Aptiv PLC(a)	4,127	384,348
Arch Capital Group Ltd.(a)	2,861	179,614
Archer-Daniels-Midland Co.	5,559	516,153
Arista Networks, Inc.(a)	1,610	195,374
Arthur J Gallagher & Co.	194	36,577
Assurant, Inc.	1,314	164,329
AT&T, Inc.	13,442	247,467
Security Description	Shares	Value
Atmos Energy Corp.	2,908	$325,900
Autodesk, Inc.(a)	878	164,072
Automatic Data Processing, Inc.	886	211,630
AutoZone, Inc.(a)	51	125,775
AvalonBay Communities, Inc., REIT	669	108,057
Avery Dennison Corp.	359	64,979
Baker Hughes Co.	12,629	372,934
Ball Corp.	1,593	81,466
Bank of America Corp.	3,959	131,122
Bank of New York Mellon Corp.	2,556	116,349
Bath & Body Works, Inc.	12,110	510,315
Baxter International, Inc.	980	49,951
Becton Dickinson & Co.	207	52,640
Berkshire Hathaway, Inc., Class B(a)	1,680	518,952
Best Buy Co., Inc.	3,135	251,458
Biogen, Inc.(a)	846	234,274
Bio-Rad Laboratories, Inc., Class A(a)	252	105,963
Bio-Techne Corp.	1,590	131,779
BlackRock, Inc.	160	113,381
Boeing Co.(a)	958	182,489
Booking Holdings, Inc.(a)	108	217,650
BorgWarner, Inc.	9,505	382,576
Boston Properties, Inc., REIT	1,714	115,832
Boston Scientific Corp.(a)	1,392	64,408
Bristol-Myers Squibb Co.	3,072	221,030
Broadcom, Inc.	423	236,512
Broadridge Financial Solutions, Inc.	800	107,304
Brown & Brown, Inc.	664	37,828
Brown-Forman Corp., Class B	3,789	248,862
Cadence Design Systems, Inc.(a)	2,090	335,738
Caesars Entertainment, Inc.(a)	1,381	57,450
Camden Property Trust	986	110,314
Campbell Soup Co.	3,957	224,560
Capital One Financial Corp.	3,624	336,887
Cardinal Health, Inc.	2,639	202,860
CarMax, Inc.(a)	1,956	119,101
Carnival Corp.(a)	9,623	77,561
Carrier Global Corp.	1,789	73,796
Catalent, Inc.(a)	5,486	246,925
Caterpillar, Inc.	567	135,831
Cboe Global Markets, Inc.	370	46,424
CBRE Group, Inc., Class A(a)	496	38,172
CDW Corp.	691	123,399
Celanese Corp.	669	68,399
Centene Corp.(a)	3,176	260,464
CenterPoint Energy, Inc.	8,440	253,116
Ceridian HCM Holding, Inc.(a)	3,517	225,616
CF Industries Holdings, Inc.	867	73,868
CH Robinson Worldwide, Inc.	897	82,129
Charles River Laboratories International, Inc.(a)	607	132,265
Charles Schwab Corp.	3,214	267,598

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
Charter Communications, Inc., Class A(a)	904	$306,546
Chevron Corp.	4,574	820,987
Chipotle Mexican Grill, Inc.(a)	336	466,197
Chubb Ltd.	789	174,053
Church & Dwight Co., Inc.	6,416	517,194
Cigna Corp.	621	205,762
Cincinnati Financial Corp.	1,608	164,643
Cintas Corp.	428	193,293
Cisco Systems, Inc.	4,233	201,660
Citigroup, Inc.	2,864	129,539
Citizens Financial Group, Inc.	1,431	56,338
Clorox Co.	3,451	484,279
CME Group, Inc.	259	43,553
CMS Energy Corp.	1,269	80,366
Coca-Cola Co.	4,070	258,893
Cognizant Technology Solutions Corp., Class A	2,348	134,282
Colgate-Palmolive Co.	6,605	520,408
Comcast Corp., Class A	9,717	339,803
Comerica, Inc.	3,111	207,970
Conagra Brands, Inc.	5,787	223,957
ConocoPhillips	663	78,234
Consolidated Edison, Inc.	2,662	253,715
Constellation Brands, Inc., Class A	1,063	246,350
Constellation Energy Corp.	4,304	371,048
Cooper Companies, Inc.	421	139,212
Copart, Inc.(a)	3,590	218,595
Corning, Inc.	5,807	185,476
Corteva, Inc.	1,352	79,471
CoStar Group, Inc.(a)	610	47,141
Costco Wholesale Corp.	1,595	728,117
Coterra Energy, Inc.	5,241	128,771
Crown Castle, Inc., REIT	493	66,871
CSX Corp.	2,729	84,544
Cummins, Inc.	319	77,291
CVS Health Corp.	6,740	628,101
Danaher Corp.	385	102,187
Darden Restaurants, Inc.	3,597	497,573
DaVita, Inc.(a)	1,154	86,169
Deere & Co.	299	128,199
Delta Air Lines, Inc.(a)	4,563	149,940
DENTSPLY SIRONA, Inc.	1,701	54,160
Devon Energy Corp.	2,147	132,062
Dexcom, Inc.(a)	1,102	124,790
Diamondback Energy, Inc.	567	77,554
Digital Realty Trust, Inc., REIT	3,209	321,766
Discover Financial Services	3,325	325,285
DISH Network Corp., Class A(a)	17,529	246,107
Dollar General Corp.	706	173,853
Dollar Tree, Inc.(a)	1,200	169,728
Dominion Energy, Inc.	4,412	270,544
Domino's Pizza, Inc.	1,415	490,156
Security Description	Shares	Value
Dover Corp.	1,242	$168,179
Dow, Inc.	1,363	68,682
DR Horton, Inc.	3,009	268,222
DTE Energy Co.	2,202	258,801
Duke Energy Corp.	787	81,053
DuPont de Nemours, Inc.	710	48,727
DXC Technology Co.(a)	5,189	137,509
Eastman Chemical Co.	572	46,584
Eaton Corp. PLC	1,615	253,474
eBay, Inc.	3,459	143,445
Ecolab, Inc.	331	48,180
Edison International	3,910	248,754
Edwards Lifesciences Corp.(a)	867	64,687
Electronic Arts, Inc.	2,747	335,628
Elevance Health, Inc.	525	269,309
Eli Lilly & Co.	671	245,479
Emerson Electric Co.	385	36,983
Enphase Energy, Inc.(a)	798	211,438
Entergy Corp.	2,193	246,713
EOG Resources, Inc.	598	77,453
EPAM Systems, Inc.(a)	396	129,785
EQT Corp.	3,587	121,348
Equifax, Inc.	246	47,813
Equinix, Inc., REIT	509	333,410
Equity Residential, REIT	1,828	107,852
Essex Property Trust, Inc., REIT	531	112,530
Estee Lauder Companies, Inc., Class A	2,148	532,940
Etsy, Inc.(a)	1,194	143,017
Everest Re Group Ltd.	511	169,279
Evergy, Inc.	1,271	79,984
Eversource Energy	943	79,061
Exelon Corp.	9,319	402,860
Expedia Group, Inc.(a)	2,412	211,291
Expeditors International of Washington, Inc.	790	82,097
Extra Space Storage, Inc., REIT	726	106,853
Exxon Mobil Corp.	7,425	818,977
F5, Inc.(a)	1,372	196,896
FactSet Research Systems, Inc.	109	43,732
Fastenal Co.	2,511	118,821
Federal Realty Investment Trust	632	63,857
FedEx Corp.	499	86,427
Fidelity National Information Services, Inc.	813	55,162
Fifth Third Bancorp	1,733	56,860
First Republic Bank	1,773	216,111
First Solar, Inc.(a)	1,271	190,383
FirstEnergy Corp.	6,217	260,741
Fiserv, Inc.(a)	570	57,610
FleetCor Technologies, Inc.(a)	244	44,818
FMC Corp.	672	83,866
Ford Motor Co.	19,453	226,238
Fortinet, Inc.(a)	6,581	321,745
Fortive Corp.	553	35,530

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
Fox Corp., Class A	3,300	$100,221
Fox Corp., Class B	3,515	100,002
Franklin Resources, Inc.	4,294	113,276
Freeport-McMoRan, Inc.	8,817	335,046
Garmin Ltd.	5,394	497,812
Gartner, Inc.(a)	397	133,448
Gen Digital, Inc.	15,083	323,229
Generac Holdings, Inc.(a)	846	85,158
General Dynamics Corp.	688	170,700
General Electric Co.	2,103	176,210
General Mills, Inc.	2,564	214,991
General Motors Co.	6,719	226,027
Genuine Parts Co.	706	122,498
Gilead Sciences, Inc.	2,746	235,744
Global Payments, Inc.	468	46,482
Globe Life, Inc.	1,470	177,209
Goldman Sachs Group, Inc.	713	244,830
Halliburton Co.	10,320	406,092
Hartford Financial Services Group, Inc.	3,441	260,931
Hasbro, Inc.	3,253	198,466
HCA Healthcare, Inc.	1,440	345,542
Healthpeak Properties, Inc., REIT	3,376	84,636
Henry Schein, Inc.(a)	2,532	202,231
Hershey Co.	817	189,193
Hess Corp.	569	80,696
Hewlett Packard Enterprise Co.	15,838	252,774
Hilton Worldwide Holdings, Inc.	823	103,994
Hologic, Inc.(a)	1,391	104,061
Home Depot, Inc.	803	253,636
Honeywell International, Inc.	811	173,797
Hormel Foods Corp.	10,946	498,590
Host Hotels & Resorts, Inc., REIT	6,460	103,683
Howmet Aerospace, Inc.	2,028	79,923
HP, Inc.	18,164	488,067
Humana, Inc.	513	262,753
Huntington Bancshares, Inc.	3,912	55,159
Huntington Ingalls Industries, Inc.	555	128,027
IDEX Corp.	815	186,089
IDEXX Laboratories, Inc.(a)	245	99,950
Illinois Tool Works, Inc.	773	170,292
Illumina, Inc.(a)	623	125,971
Incyte Corp.(a)	2,935	235,739
Ingersoll Rand, Inc.	3,604	188,309
Intel Corp.	4,836	127,815
Intercontinental Exchange, Inc.	442	45,345
International Business Machines Corp.	2,331	328,415
International Flavors & Fragrances, Inc.	455	47,702
International Paper Co.	1,783	61,745
Interpublic Group of Companies, Inc.	5,317	177,109
Intuit, Inc.	571	222,245
Intuitive Surgical, Inc.(a)	318	84,381
Invesco Ltd.	6,227	112,024
Security Description	Shares	Value
Invitation Homes, Inc.	3,621	$107,326
IQVIA Holdings, Inc.(a)	620	127,032
Iron Mountain, Inc., REIT	1,262	62,911
J M Smucker Co.	1,419	224,855
Jack Henry & Associates, Inc.	313	54,950
Jacobs Solutions, Inc.	3,167	380,262
JB Hunt Transport Services, Inc.	485	84,565
Johnson & Johnson	1,380	243,777
Johnson Controls International PLC	1,167	74,688
JPMorgan Chase & Co.	967	129,675
Juniper Networks, Inc.	6,318	201,923
Kellogg Co.	2,662	189,641
Keurig Dr Pepper, Inc.	6,735	240,170
KeyCorp	3,263	56,841
Keysight Technologies, Inc.(a)	1,131	193,480
Kimberly-Clark Corp.	3,778	512,863
Kimco Realty Corp., REIT	3,157	66,865
Kinder Morgan, Inc.	14,712	265,993
KLA Corp.	433	163,254
Kraft Heinz Co.	5,519	224,678
Kroger Co.	16,616	740,741
L3Harris Technologies, Inc.	593	123,469
Laboratory Corp. of America Holdings	732	172,371
Lam Research Corp.	378	158,873
Lamb Weston Holdings, Inc.	2,570	229,655
Las Vegas Sands Corp.(a)	1,443	69,365
Leidos Holdings, Inc.	1,280	134,643
Lennar Corp., Class A	2,901	262,541
Lincoln National Corp.	5,395	165,734
Linde PLC(a)	144	46,970
Live Nation Entertainment, Inc.(a)	1,198	83,549
LKQ Corp.	2,415	128,985
Lockheed Martin Corp.	267	129,893
Loews Corp.	9,080	529,636
Lowe's Companies, Inc.	1,264	251,839
Lumen Technologies, Inc.	63,046	329,100
LyondellBasell Industries N.V., Class A	842	69,911
M&T Bank Corp.	375	54,398
Marathon Oil Corp.	2,786	75,417
Marathon Petroleum Corp.	4,777	555,995
MarketAxess Holdings, Inc.	160	44,622
Marriott International, Inc., Class A	709	105,563
Marsh & McLennan Companies, Inc.	220	36,406
Martin Marietta Materials, Inc.	477	161,212
Masco Corp.	3,915	182,713
Mastercard, Inc., Class A	130	45,205
Match Group, Inc.(a)	10,509	436,018
McCormick & Co., Inc.	2,584	214,188
McDonald's Corp.	1,885	496,754
McKesson Corp.	551	206,691
Medtronic PLC	818	63,575
Merck & Co., Inc.	2,225	246,864

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
Meta Platforms, Inc., Class A(a)	3,939	$474,019
MetLife, Inc.	2,362	170,938
Mettler-Toledo International, Inc.(a)	90	130,091
MGM Resorts International	1,877	62,936
Microchip Technology, Inc.	1,797	126,239
Micron Technology, Inc.	2,495	124,700
Microsoft Corp.	1,397	335,029
Mid-America Apartment Communities, Inc., REIT	711	111,620
Moderna, Inc.(a)	1,351	242,667
Mohawk Industries, Inc.(a)	1,936	197,898
Molina Healthcare, Inc.(a)	805	265,827
Molson Coors Beverage Co., Class B	4,887	251,778
Mondelez International, Inc., Class A	2,868	191,152
Monolithic Power Systems, Inc.	590	208,630
Monster Beverage Corp.(a)	2,571	261,034
Moody's Corp.	168	46,808
Morgan Stanley	2,869	243,922
Mosaic Co.	1,826	80,107
Motorola Solutions, Inc.	1,930	497,380
MSCI, Inc.	102	47,447
Nasdaq, Inc.	722	44,295
NetApp, Inc.	3,983	239,219
Netflix, Inc.(a)	715	210,839
Newell Brands, Inc.	14,385	188,156
Newmont Corp.	7,382	348,430
News Corp., Class A	5,670	103,194
News Corp., Class B	5,602	103,301
NextEra Energy, Inc.	3,043	254,395
NIKE, Inc., Class B	3,125	365,656
NiSource, Inc.	12,494	342,585
Nordson Corp.	162	38,511
Norfolk Southern Corp.	348	85,754
Northern Trust Corp.	1,303	115,302
Northrop Grumman Corp.	248	135,311
Norwegian Cruise Line Holdings Ltd.(a)	5,569	68,165
NRG Energy, Inc.	11,875	377,862
Nucor Corp.	2,310	304,481
NVIDIA Corp.	800	116,912
NVR, Inc.(a)	56	258,304
NXP Semiconductors N.V.	1,339	211,602
Occidental Petroleum Corp.	1,174	73,950
Old Dominion Freight Line, Inc.	292	82,864
Omnicom Group, Inc.	2,264	184,674
ON Semiconductor Corp.(a)	3,219	200,769
ONEOK, Inc.	4,037	265,231
Oracle Corp.	4,291	350,746
O'Reilly Automotive, Inc.(a)	154	129,981
Organon & Co.	8,956	250,141
Otis Worldwide Corp.	984	77,057
PACCAR, Inc.	1,263	124,999
Packaging Corp. of America	471	60,246
Security Description	Shares	Value
Paramount Global, Class B	10,898	$183,958
Parker-Hannifin Corp.	260	75,660
Paychex, Inc.	1,905	220,142
Paycom Software, Inc.(a)	728	225,906
PayPal Holdings, Inc.(a)	769	54,768
Pentair PLC	4,270	192,065
PepsiCo, Inc.	1,053	190,235
PerkinElmer, Inc.	739	103,623
Pfizer, Inc.	4,670	239,291
PG&E Corp.(a)	5,010	81,463
Philip Morris International, Inc.	3,782	382,776
Phillips 66	5,231	544,442
Pinnacle West Capital Corp.	1,025	77,941
Pioneer Natural Resources Co.	591	134,978
PNC Financial Services Group, Inc.	365	57,648
Pool Corp.	384	116,095
PPG Industries, Inc.	529	66,516
PPL Corp.	2,731	79,800
Principal Financial Group, Inc.	1,935	162,385
Procter & Gamble Co.	3,394	514,395
Progressive Corp.	1,320	171,217
Prologis, Inc., REIT	589	66,398
Prudential Financial, Inc.	1,692	168,286
PTC, Inc.(a)	1,415	169,857
Public Service Enterprise Group, Inc.	4,306	263,829
Public Storage, REIT	381	106,752
PulteGroup, Inc.	5,840	265,895
Qorvo, Inc.(a)	2,317	210,013
QUALCOMM, Inc.	1,915	210,535
Quanta Services, Inc.	2,595	369,787
Quest Diagnostics, Inc.	1,149	179,750
Ralph Lauren Corp.	4,782	505,314
Raymond James Financial, Inc.	2,255	240,947
Raytheon Technologies Corp.	1,739	175,500
Realty Income Corp., REIT	1,063	67,426
Regency Centers Corp., REIT	1,045	65,313
Regeneron Pharmaceuticals, Inc.(a)	320	230,877
Regions Financial Corp.	2,585	55,733
Republic Services, Inc.	1,414	182,392
ResMed, Inc.	587	122,172
Robert Half International, Inc.	2,343	172,984
Rockwell Automation, Inc.	144	37,090
Rollins, Inc.	4,993	182,444
Roper Technologies, Inc.	85	36,728
Ross Stores, Inc.	4,457	517,324
Royal Caribbean Cruises Ltd.(a)	1,524	75,331
S&P Global, Inc.	136	45,552
Salesforce, Inc.(a)	2,616	346,855
SBA Communications Corp., REIT	243	68,115
Schlumberger Ltd.	7,274	388,868
Seagate Technology Holdings PLC	4,742	249,477
Sealed Air Corp.	1,681	83,848

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
Sempra Energy	494	$76,343
ServiceNow, Inc.(a)	871	338,183
Sherwin-Williams Co.	267	63,367
Signature Bank	1,740	200,483
Simon Property Group, Inc., REIT	584	68,608
Skyworks Solutions, Inc.	2,402	218,894
Snap-on, Inc.	819	187,133
SolarEdge Technologies, Inc.(a)	808	228,882
Southern Co.	1,161	82,907
Southwest Airlines Co.	4,050	136,364
Stanley Black & Decker, Inc.	2,449	183,969
Starbucks Corp.	5,028	498,778
State Street Corp.	1,442	111,856
Steel Dynamics, Inc.	795	77,672
STERIS PLC	451	83,295
Stryker Corp.	525	128,357
SVB Financial Group(a)	942	216,792
Synchrony Financial	9,780	321,371
Synopsys, Inc.(a)	1,048	334,616
Sysco Corp.	9,367	716,107
T Rowe Price Group, Inc.	957	104,370
Take-Two Interactive Software, Inc.(a)	3,349	348,731
Tapestry, Inc.	9,394	357,724
Targa Resources Corp.	3,730	274,155
Target Corp.	1,122	167,223
TE Connectivity Ltd.	1,580	181,384
Teledyne Technologies, Inc.(a)	90	35,992
Teleflex, Inc.	211	52,672
Teradyne, Inc.	1,840	160,724
Tesla, Inc.(a)	1,435	176,763
Texas Instruments, Inc.	1,300	214,786
Textron, Inc.	2,387	169,000
Thermo Fisher Scientific, Inc.	232	127,760
TJX Companies, Inc.	6,564	522,494
T-Mobile US, Inc.(a)	1,807	252,980
Tractor Supply Co.	582	130,933
Trane Technologies PLC	441	74,128
TransDigm Group, Inc.	127	79,966
Travelers Companies, Inc.	915	171,553
Trimble, Inc.(a)	632	31,954
Truist Financial Corp.	1,351	58,134
Tyler Technologies, Inc.(a)	1,061	342,077
Tyson Foods, Inc., Class A	8,075	502,669
UDR, Inc., REIT	2,861	110,807
Ulta Beauty, Inc.(a)	541	253,767
Union Pacific Corp.	407	84,277
United Airlines Holdings, Inc.(a)	3,581	135,004
United Parcel Service, Inc., Class B	484	84,139
United Rentals, Inc.(a)	367	130,439
UnitedHealth Group, Inc.	511	270,922
Universal Health Services, Inc., Class B	2,677	377,163
Security Description	Shares	Value
US Bancorp	1,325	$57,783
Valero Energy Corp.	4,474	567,572
Ventas, Inc., REIT	1,866	84,063
VeriSign, Inc.(a)	1,729	355,206
Verisk Analytics, Inc.	267	47,104
Verizon Communications, Inc.	6,883	271,190
Vertex Pharmaceuticals, Inc.(a)	772	222,938
VF Corp.	12,181	336,317
Viatris, Inc.	22,441	249,768
VICI Properties, Inc.	2,020	65,448
Visa, Inc., Class A	216	44,876
Vornado Realty Trust, REIT	5,181	107,817
Vulcan Materials Co.	942	164,954
W R Berkley Corp.	2,320	168,362
Walgreens Boots Alliance, Inc.	16,925	632,318
Walmart, Inc.	5,299	751,345
Walt Disney Co.(a)	2,203	191,397
Warner Bros Discovery, Inc.(a)	18,729	177,551
Waste Management, Inc.	1,153	180,883
Waters Corp.(a)	384	131,551
WEC Energy Group, Inc.	833	78,102
Wells Fargo & Co.	3,017	124,572
Welltower, Inc., REIT	1,279	83,838
West Pharmaceutical Services, Inc.	216	50,836
Western Digital Corp.(a)	7,196	227,034
Westinghouse Air Brake Technologies Corp.	1,269	126,659
Westrock Co.	1,791	62,972
Weyerhaeuser Co., REIT	5,438	168,578
Whirlpool Corp.	1,344	190,122
Williams Companies, Inc.	7,895	259,746
Willis Towers Watson PLC	157	38,399
WW Grainger, Inc.	217	120,706
Wynn Resorts Ltd.(a)	804	66,306
Xcel Energy, Inc.	1,132	79,365
Xylem, Inc.	1,725	190,733
Yum! Brands, Inc.	4,019	514,754
Zebra Technologies Corp., Class A(a)	507	130,000
Zimmer Biomet Holdings, Inc.	1,034	131,835
Zions Bancorp NA	4,319	212,322
Zoetis, Inc.	1,580	231,549
TOTAL INVESTMENTS—99.8% (Cost $97,500,864)		96,981,792
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		236,785
NET ASSETS—100.0%		$97,218,577

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
December 31, 2022

INDUSTRY BREAKDOWN
As of December 31, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.4%
Downstream	3.4
Electric Competitive	3.2
Processed Foods	3.2
Business Software for Specific Uses	3.1
Restaurants	3.0
Food Distributors	3.0
Upstream Energy	2.3
Commercial Insurance	2.1
Consumer Insurance	2.1
Electric Regulated	2.1
Operators and Developers	2.1
Telecommunication Networks	2.0
Content Providers	2.0
Rental	2.0
Commercial Hardware	2.0
End User Hardware	2.0
Non Real Estate Banking	1.7
Information and Electrical Components	1.6
Mechanical Components	1.6
Home Office and Consumer Equipment Retail	1.6
Home Office and Consumer Equipment Manufacture	1.6
Primary Foods	1.6
Diversified Household and Personal Products	1.6
Capital Markets	1.6
Alcohol and Tobacco	1.5
Distribution Services	1.5
Specialty Services	1.5
Transportation Services	1.5
Healthcare Providers and Facilities	1.5
Auto Products	1.4
Management and IT Services	1.4
Search and Social Networks	1.4
Transport Aerospace and Defense Equipment	1.4
Internet Services	1.4
Investment Services	1.4
Healthcare Insurance	1.4
Transaction Services	1.4
Semiconductor Services and Equipment	1.3
Online Distribution Networks	1.3
Digital Integrated Circuits	1.3
Analog and Mixed Signal Integrated Circuits	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Drugstores	1.3%
Metals	1.1
Midstream	1.1
Accessories and Footwear	1.1
Personal Products	1.1
Medical Devices	1.1
Apparel Retailers	1.1
Medical Research Services and Equipment	1.1
Healthcare Products Distribution	1.1
Branded Apparel	1.0
Gas and Water Utilities	1.0
Other Natural Resources	1.0
Chemicals	1.0
Hospital Equipment	1.0
Industrial Conglomerates	0.9
Production Equipment	0.8
Other Pharmaceuticals	0.7
Operating Systems and Middleware	0.7
Consumer Paper Products	0.5
Brokers and Dealers	0.5
Real Estate Banking	0.4
Business Software for Specific Industries	0.4
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments
December 31, 2022

Security Description	Shares	Value
COMMON STOCK—99.8%
Acadia Healthcare Co., Inc.(a)	772	$63,551
ACI Worldwide, Inc.(a)	1,227	28,221
Acuity Brands, Inc.	89	14,739
Adient PLC(a)	282	9,783
AECOM	191	16,222
Affiliated Managers Group, Inc.	274	43,410
AGCO Corp.	240	33,286
Alcoa Corp.	351	15,960
Allegro MicroSystems, Inc.(a)	972	29,179
ALLETE, Inc.	295	19,030
Amedisys, Inc.(a)	183	15,288
American Financial Group, Inc.	132	18,121
Amkor Technology, Inc.	2,171	52,061
Annaly Capital Management, Inc.	975	20,553
Antero Midstream Corp.	2,309	24,914
Antero Resources Corp.(a)	426	13,202
Apartment Income REIT Corp.	692	23,743
AptarGroup, Inc.	85	9,348
Arrow Electronics, Inc.(a)	100	10,457
Arrowhead Pharmaceuticals, Inc.(a)	2,412	97,831
ASGN, Inc.(a)	250	20,370
Ashland, Inc.	83	8,925
Aspen Technology, Inc.(a)	235	48,269
Associated Banc-Corp	929	21,451
AutoNation, Inc.(a)	327	35,087
Avient Corp.	372	12,559
Avis Budget Group, Inc.(a)	205	33,606
Avnet, Inc.	247	10,270
Axon Enterprise, Inc.(a)	191	31,693
Azenta, Inc.(a)	2,141	124,649
Bank of Hawaii Corp.	275	21,329
Bank OZK	162	6,490
Belden, Inc.	182	13,086
BellRing Brands, Inc.(a)	1,926	49,383
BJ's Wholesale Club Holdings, Inc.(a)	450	29,772
Black Hills Corp.	341	23,986
Blackbaud, Inc.(a)	449	26,428
Boston Beer Co., Inc., Class A(a)	90	29,657
Boyd Gaming Corp.	240	13,087
Brighthouse Financial, Inc.(a)	971	49,783
Brink's Co.	418	22,451
Brixmor Property Group, Inc.	235	5,327
Bruker Corp.	263	17,976
Brunswick Corp.	333	24,003
Builders FirstSource, Inc.(a)	266	17,258
Cable One, Inc.	86	61,220
Cabot Corp.	128	8,556
CACI International, Inc., Class A(a)	71	21,342
Cadence Bank	262	6,461
Calix, Inc.(a)	780	53,375
Capri Holdings Ltd.(a)	444	25,450
Security Description	Shares	Value
Carlisle Companies, Inc.	38	$8,955
Carter's, Inc.	352	26,263
Casey's General Stores, Inc.	97	21,762
Cathay General Bancorp	153	6,241
Celsius Holdings, Inc.(a)	418	43,489
ChampionX Corp.	1,173	34,005
Chart Industries, Inc.(a)	109	12,560
Chemed Corp.	63	32,157
Chemours Co.	305	9,339
Choice Hotels International, Inc.	90	10,138
Churchill Downs, Inc.	63	13,320
Ciena Corp.(a)	1,117	56,945
Cirrus Logic, Inc.(a)	411	30,611
Clean Harbors, Inc.(a)	205	23,395
Cleveland-Cliffs, Inc.(a)	1,023	16,481
CNO Financial Group, Inc.	2,266	51,778
CNX Resources Corp.(a)	862	14,516
Coca-Cola Consolidated, Inc.	88	45,088
Cognex Corp.	658	30,998
Coherent Corp.(a)	387	13,584
Columbia Sportswear Co.	288	25,223
Commerce Bancshares, Inc.	209	14,227
Commercial Metals Co.	331	15,987
CommVault Systems, Inc.(a)	792	49,769
Concentrix Corp.	170	22,637
Corporate Office Properties Trust	207	5,370
Coty, Inc., Class A(a)	12,115	103,704
Cousins Properties, Inc.	211	5,336
Cracker Barrel Old Country Store, Inc.	425	40,264
Crane Holdings Co.	130	13,058
Crocs, Inc.(a)	264	28,626
CubeSmart	589	23,707
Cullen/Frost Bankers, Inc.	105	14,038
Curtiss-Wright Corp.	73	12,190
Dana, Inc.	593	8,972
Darling Ingredients, Inc.(a)	513	32,109
Deckers Outdoor Corp.(a)	66	26,345
Dick's Sporting Goods, Inc.	264	31,757
Donaldson Co., Inc.	212	12,480
Douglas Emmett, Inc.	336	5,268
DT Midstream, LLC(a)	423	23,375
Dycom Industries, Inc.(a)	182	17,035
Dynatrace, Inc.(a)	1,370	52,471
Eagle Materials, Inc.	157	20,857
East West Bancorp, Inc.	101	6,656
EastGroup Properties, Inc.	91	13,473
EMCOR Group, Inc.	108	15,996
Encompass Health Corp.	282	16,866
Energizer Holdings, Inc.	2,790	93,604
EnerSys	213	15,728
Enovis Corp.(a)	526	28,152
Envestnet, Inc.(a)	828	51,088

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
Envista Holdings Corp.(a)	866	$29,158
EPR Properties	131	4,941
Equitrans Midstream Corp.	3,352	22,458
Esab Corp.	544	25,524
Essent Group Ltd.	842	32,737
Essential Utilities, Inc.	494	23,579
Euronet Worldwide, Inc.(a)	402	37,941
Evercore, Inc., Class A	198	21,598
Exelixis, Inc.(a)	4,584	73,527
ExlService Holdings, Inc.(a)	120	20,332
Fair Isaac Corp.(a)	83	49,682
Federated Hermes, Inc.	1,173	42,592
First American Financial Corp.	697	36,481
First Financial Bankshares, Inc.	186	6,398
First Horizon Corp.	577	14,136
First Industrial Realty Trust, Inc.	290	13,995
FirstCash Holdings, Inc.	308	26,768
Five Below, Inc.(a)	179	31,660
Flowers Foods, Inc.	1,101	31,643
Flowserve Corp.	424	13,008
Fluor Corp.(a)	926	32,095
FNB Corp.	512	6,682
Foot Locker, Inc.	670	25,319
Fortune Brands Innovations, Inc.	289	16,505
Fox Factory Holding Corp.(a)	96	8,758
Frontier Communications Parent, Inc.(a)	2,579	65,713
FTI Consulting, Inc.(a)	133	21,120
Fulton Financial Corp.	386	6,496
GameStop Corp., Class A(a)	1,404	25,918
Gap, Inc.	1,824	20,575
GATX Corp.	143	15,207
Genpact Ltd.	474	21,956
Gentex Corp.	880	23,998
Glacier Bancorp, Inc.	122	6,029
Globus Medical, Inc., Class A(a)	395	29,337
Goodyear Tire & Rubber Co.(a)	902	9,155
Graco, Inc.	187	12,578
Graham Holdings Co., Class B	52	31,419
Grand Canyon Education, Inc.(a)	311	32,860
Greif, Inc., Class A	213	14,284
Grocery Outlet Holding Corp.(a)	1,114	32,518
GXO Logistics, Inc.(a)	313	13,362
H&R Block, Inc.	1,019	37,204
Haemonetics Corp.(a)	131	10,303
Halozyme Therapeutics, Inc.(a)	1,267	72,092
Hancock Whitney Corp.	269	13,017
Hanesbrands, Inc.	4,030	25,631
Hanover Insurance Group, Inc.	133	17,972
Harley-Davidson, Inc.	528	21,965
Hawaiian Electric Industries, Inc.	468	19,586
Healthcare Realty Trust, Inc.	3,231	62,261
HealthEquity, Inc.(a)	578	35,628
Security Description	Shares	Value
Helen of Troy Ltd.(a)	979	$108,581
Hexcel Corp.	157	9,239
HF Sinclair Corp.	487	25,270
Highwoods Properties, Inc.	185	5,176
Home BancShares, Inc.	282	6,427
Hubbell, Inc.	64	15,020
IAA, Inc.(a)	976	39,040
ICU Medical, Inc.(a)	68	10,709
IDACORP, Inc.	179	19,305
Inari Medical, Inc.(a)	156	9,915
Independence Realty Trust, Inc., REIT	1,426	24,042
Ingevity Corp.(a)	128	9,016
Ingredion, Inc.	321	31,436
Insperity, Inc.	314	35,670
Integra LifeSciences Holdings Corp.(a)	188	10,541
Interactive Brokers Group, Inc., Class A	562	40,661
International Bancshares Corp.	141	6,452
IPG Photonics Corp.(a)	270	25,561
Iridium Communications, Inc.	1,259	64,713
ITT, Inc.	158	12,814
Jabil, Inc.	789	53,810
Janus Henderson Group PLC	1,701	40,008
Jazz Pharmaceuticals PLC(a)	480	76,469
JBG SMITH Properties	268	5,087
Jefferies Financial Group, Inc.	507	17,380
JetBlue Airways Corp.(a)	5,158	33,424
John Wiley & Sons, Inc., Class A	771	30,886
Jones Lang LaSalle, Inc.(a)	130	20,718
KB Home	1,367	43,539
KBR, Inc.	313	16,526
Kemper Corp.	922	45,362
Kennametal, Inc.	1,021	24,565
Kilroy Realty Corp.	130	5,027
Kinsale Capital Group, Inc.	65	16,999
Kirby Corp.(a)	370	23,809
Kite Realty Group Trust, REIT	242	5,094
Knight-Swift Transportation Holdings, Inc.	249	13,050
Kohl's Corp.	956	24,139
Kyndryl Holdings, Inc.(a)	2,010	22,351
Lamar Advertising Co., Class A	56	5,286
Lancaster Colony Corp.	158	31,173
Landstar System, Inc.	82	13,358
Lantheus Holdings, Inc.(a)	317	16,154
Lattice Semiconductor Corp.(a)	452	29,326
Lear Corp.	75	9,302
Leggett & Platt, Inc.	491	15,825
Lennox International, Inc.	67	16,028
LHC Group, Inc.(a)	191	30,883
Life Storage, Inc.	237	23,344
Light & Wonder, Inc.(a)	1,338	78,407
Lincoln Electric Holdings, Inc.	173	24,997
Lithia Motors, Inc.	174	35,625

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
Littelfuse, Inc.	66	$14,533
LivaNova PLC(a)	517	28,714
Louisiana-Pacific Corp.	220	13,024
Lumentum Holdings, Inc.(a)	1,039	54,205
Macerich Co.	424	4,774
MACOM Technology Solutions Holdings, Inc.(a)	460	28,971
Macy's, Inc.	1,147	23,686
Manhattan Associates, Inc.(a)	214	25,980
ManpowerGroup, Inc.	247	20,553
Marriott Vacations Worldwide Corp.	153	20,592
Masimo Corp.(a)	122	18,050
MasTec, Inc.(a)	181	15,445
Matador Resources Co.	250	14,310
Mattel, Inc.(a)	1,014	18,090
Maximus, Inc.	505	37,032
MDU Resources Group, Inc.	695	21,086
Medical Properties Trust, Inc.	5,414	60,312
Medpace Holdings, Inc.(a)	273	57,988
Mercury Systems, Inc.(a)	289	12,930
MGIC Investment Corp.	2,436	31,668
Middleby Corp.(a)	186	24,905
MKS Instruments, Inc.	1,546	130,993
MP Materials Corp.(a)	515	12,504
MSA Safety, Inc.	238	34,317
MSC Industrial Direct Co., Inc., Class A	129	10,539
Murphy Oil Corp.	333	14,322
Murphy USA, Inc.	81	22,643
National Fuel Gas Co.	380	24,054
National Instruments Corp.	1,293	47,712
National Retail Properties, Inc.	116	5,308
National Storage Affiliates Trust	663	23,948
Navient Corp.	1,729	28,442
NCR Corp.(a)	3,659	85,657
Neogen Corp.(a)	1,132	17,240
Neurocrine Biosciences, Inc.(a)	616	73,575
New Jersey Resources Corp.	476	23,619
New York Community Bancorp, Inc.	776	6,674
New York Times Co., Class A	908	29,474
NewMarket Corp.	30	9,333
Nexstar Media Group, Inc.	234	40,957
Nordstrom, Inc.	1,452	23,435
NorthWestern Corp.	329	19,523
NOV, Inc.	1,644	34,343
Novanta, Inc.(a)	93	12,636
nVent Electric PLC	405	15,580
OGE Energy Corp.	478	18,905
Old National Bancorp	371	6,671
Old Republic International Corp.	756	18,257
Olin Corp.	235	12,441
Ollie's Bargain Outlet Holdings, Inc.(a)	621	29,088
Omega Healthcare Investors, Inc.	2,132	59,589
Security Description	Shares	Value
Omnicell, Inc.(a)	226	$11,395
ONE Gas, Inc.	311	23,549
Option Care Health, Inc.(a)	539	16,219
Ormat Technologies, Inc.	218	18,853
Oshkosh Corp.	367	32,366
Owens Corning	98	8,359
PacWest Bancorp	279	6,403
Papa John's International, Inc.	747	61,486
Park Hotels & Resorts, Inc.	864	10,187
Patterson Companies, Inc.	368	10,315
Paylocity Holding Corp.(a)	123	23,894
PBF Energy, Inc., Class A	731	29,810
PDC Energy, Inc.	219	13,902
Pebblebrook Hotel Trust	688	9,212
Penn Entertainment, Inc.(a)	427	12,682
Penumbra, Inc.(a)	49	10,901
Performance Food Group Co.(a)	533	31,122
Perrigo Co. PLC	2,298	78,339
Physicians Realty Trust	355	5,137
Pilgrim's Pride Corp.(a)	1,292	30,659
Pinnacle Financial Partners, Inc.	91	6,679
PNM Resources, Inc.	389	18,979
Polaris, Inc.	224	22,624
Portland General Electric Co.	396	19,404
Post Holdings, Inc.(a)	527	47,567
PotlatchDeltic Corp.	300	13,197
Power Integrations, Inc.	418	29,979
Primerica, Inc.	364	51,622
Progyny, Inc.(a)	507	15,793
Prosperity Bancshares, Inc.	92	6,687
PVH Corp.	344	24,283
Qualys, Inc.(a)	434	48,708
QuidelOrtho Corp.(a)	182	15,592
R1 RCM, Inc.(a)	2,069	22,656
Range Resources Corp.	540	13,511
Rayonier, Inc.	406	13,382
Regal Rexnord Corp.	106	12,718
Reinsurance Group of America, Inc.	228	32,397
Reliance Steel & Aluminum Co.	77	15,588
RenaissanceRe Holdings Ltd.	168	30,951
Repligen Corp.(a)	347	58,751
Rexford Industrial Realty, Inc.	261	14,261
RH(a)	65	17,367
RLI Corp.	142	18,640
Royal Gold, Inc.	143	16,119
RPM International, Inc.	123	11,986
RXO, Inc.(a)	760	13,072
Ryder System, Inc.	190	15,878
Sabra Health Care REIT, Inc.	5,032	62,548
Saia, Inc.(a)	59	12,371
Science Applications International Corp.	190	21,077
Scotts Miracle-Gro Co.	1,870	90,863

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
SEI Investments Co.	697	$40,635
Selective Insurance Group, Inc.	200	17,722
Sensient Technologies Corp.	126	9,188
Service Corp. International	459	31,735
Shockwave Medical, Inc.(a)	46	9,458
Silgan Holdings, Inc.	269	13,945
Silicon Laboratories, Inc.(a)	225	30,526
Simpson Manufacturing Co., Inc.	98	8,689
SiTime Corp.(a)	310	31,502
Skechers USA, Inc., Class A(a)	602	25,254
SL Green Realty Corp.	149	5,024
SLM Corp.	1,706	28,320
Sonoco Products Co.	236	14,328
Sotera Health Co.(a)	2,809	23,399
Southwest Gas Holdings, Inc.	340	21,039
Southwestern Energy Co.(a)	2,321	13,578
Spire, Inc.	351	24,170
Spirit Realty Capital, Inc.	127	5,071
Sprouts Farmers Market, Inc.(a)	942	30,493
STAAR Surgical Co.(a)	474	23,008
Stericycle, Inc.(a)	468	23,349
Stifel Financial Corp.	710	41,443
STORE Capital Corp.	167	5,354
SunPower Corp.(a)	869	15,668
Sunrun, Inc.(a)	664	15,949
Super Micro Computer, Inc.(a)	180	14,778
Synaptics, Inc.(a)	315	29,975
Syneos Health, Inc.(a)	1,643	60,265
Synovus Financial Corp.	167	6,271
Tandem Diabetes Care, Inc.(a)	661	29,712
Taylor Morrison Home Corp.(a)	1,419	43,067
TD SYNNEX Corp.	107	10,134
TEGNA, Inc.	2,127	45,071
Tempur Sealy International, Inc.	532	18,264
Tenet Healthcare Corp.(a)	1,451	70,794
Teradata Corp.(a)	1,508	50,759
Terex Corp.	726	31,015
Tetra Tech, Inc.	107	15,535
Texas Capital Bancshares, Inc.(a)	367	22,134
Texas Roadhouse, Inc.	434	39,472
Thor Industries, Inc.	290	21,892
Timken Co.	129	9,116
Toll Brothers, Inc.	869	43,380
TopBuild Corp.(a)	108	16,901
Topgolf Callaway Brands Corp.(a)	794	15,681
Toro Co.	290	32,828
Travel & Leisure Co.	573	20,857
Trex Co., Inc.(a)	394	16,678
TripAdvisor, Inc.(a)	6,856	123,271
UGI Corp.	621	23,020
UMB Financial Corp.	174	14,532
Umpqua Holdings Corp.	364	6,497
Security Description	Shares	Value
Under Armour, Inc., Class A(a)	1,340	$13,614
Under Armour, Inc., Class C(a)	1,521	13,567
United Bankshares, Inc.	163	6,600
United States Steel Corp.	623	15,606
United Therapeutics Corp.(a)	257	71,469
Univar Solutions, Inc.(a)	324	10,303
Universal Display Corp.	119	12,857
Unum Group	1,273	52,231
Valley National Bancorp	572	6,469
Valmont Industries, Inc.	29	9,589
Valvoline, Inc.	396	12,929
Viasat, Inc.(a)	2,099	66,433
Vicor Corp.(a)	299	16,071
Victoria's Secret & Co.(a)	564	20,180
Vishay Intertechnology, Inc.	613	13,222
Visteon Corp.(a)	171	22,372
Vontier Corp.	1,668	32,242
Voya Financial, Inc.	689	42,367
Washington Federal, Inc.	631	21,170
Watsco, Inc.	39	9,727
Watts Water Technologies, Inc., Class A	84	12,283
Webster Financial Corp.	449	21,256
Wendy's Co.	2,748	62,187
Werner Enterprises, Inc.	315	12,682
Western Union Co.	2,601	35,816
Westlake Corp.	120	12,305
WEX, Inc.(a)	225	36,821
Williams-Sonoma, Inc.	275	31,603
Wingstop, Inc.	273	37,570
Wintrust Financial Corp.	163	13,777
Wolfspeed, Inc.(a)	164	11,323
Woodward, Inc.	136	13,139
World Wrestling Entertainment, Inc., Class A	558	38,234
Worthington Industries, Inc.	173	8,600
Wyndham Hotels & Resorts, Inc.	145	10,340
Xerox Holdings Corp.	3,580	52,268
XPO, Inc.(a)	376	12,517
YETI Holdings, Inc.(a)	387	15,987
Ziff Davis, Inc.(a)	1,481	117,147
TOTAL INVESTMENTS—99.8% (Cost $10,746,051)		10,547,717
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		18,644
NET ASSETS—100.0%		$10,566,361

(a)	Non-income producing security.

LLC=Limited Liability Corporation
PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
December 31, 2022

INDUSTRY BREAKDOWN
As of December 31, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.6%
Production Equipment	3.6
Business Software for Specific Uses	3.6
Marketed Pharmaceuticals	3.5
Commercial Hardware	3.2
Semiconductor Services and Equipment	2.9
Investment Services	2.8
Transaction Services	2.6
Home Office and Consumer Equipment Manufacture	2.6
Commercial Insurance	2.4
Consumer Insurance	2.4
Operators and Developers	2.4
Content Providers	2.4
Information and Electrical Components	2.3
Real Estate Banking	2.3
Rental	2.3
Restaurants	2.3
Management and IT Services	2.2
Processed Foods	1.9
Upstream Energy	1.9
Telecommunication Networks	1.8
Specialty Services	1.8
Gas and Water Utilities	1.8
Household Products	1.7
Distribution Services	1.7
Auto Products	1.7
Analog and Mixed Signal Integrated Circuits	1.7
Medical Research Services and Equipment	1.7
Transportation Services	1.7
Mechanical Components	1.7
Non Real Estate Banking	1.6
Home Office and Consumer Equipment Retail	1.6
Hospital Equipment	1.5
Branded Apparel	1.3
Medical Devices	1.3
Accessories and Footwear	1.3
Chemicals	1.2
Other Natural Resources	1.2
Food Distributors	1.2
Search and Social Networks	1.2
Internet Services	1.1
Electric Regulated	1.1
Metals	1.0
INDUSTRY	PERCENTAGE OF NET ASSETS
Personal Products	1.0%
Downstream	0.9
Clinical Stage Pharmaceuticals	0.9
Apparel Retailers	0.9
Midstream	0.9
Primary Foods	0.9
Brokers and Dealers	0.8
Other Pharmaceuticals	0.7
Business Software for Specific Industries	0.7
Electric Competitive	0.7
Digital Integrated Circuits	0.6
Contract Electronics Services	0.5
End User Hardware	0.5
Vitamins and Nutritional Supplements	0.5
Consumer Services	0.3
Transport Aerospace and Defense Equipment	0.3
Alcohol and Tobacco	0.3
Healthcare Insurance	0.1
Industrial Conglomerates	0.1
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments
December 31, 2022

Security Description	Shares	Value
COMMON STOCK—99.8%
3D Systems Corp.(a)	3,619	$26,781
8x8, Inc.(a)	16,577	71,613
A10 Networks, Inc.	3,945	65,605
AAON, Inc.	196	14,763
AAR Corp.(a)	408	18,319
Aaron's Co., Inc.	4,230	50,548
Abercrombie & Fitch Co., Class A(a)	779	17,847
ABM Industries, Inc.	604	26,830
Academy Sports & Outdoors, Inc.	449	23,590
Acadia Realty Trust, REIT	718	10,303
AdaptHealth Corp.(a)	2,558	49,165
Addus HomeCare Corp.(a)	218	21,689
Adeia, Inc.	5,832	55,287
Adtalem Global Education, Inc.(a)	738	26,199
ADTRAN Holdings, Inc.	3,708	69,673
Advanced Energy Industries, Inc.	611	52,412
AdvanSix, Inc.	608	23,116
Aerojet Rocketdyne Holdings, Inc.(a)	292	16,332
AeroVironment, Inc.(a)	544	46,599
Agiliti, Inc.(a)	3,435	56,025
Agilysys, Inc.(a)	505	39,966
Agree Realty Corp., REIT	147	10,427
Alamo Group, Inc.	153	21,665
Alarm.com Holdings, Inc.(a)	1,473	72,884
Albany International Corp., Class A	219	21,591
Alexander & Baldwin, Inc.	538	10,077
Allegiant Travel Co.(a)	777	52,828
Allscripts Healthcare Solutions, Inc.(a)	1,992	35,139
Alpha & Omega Semiconductor Ltd.(a)	1,850	52,854
Ambac Financial Group, Inc.(a)	3,470	60,517
AMC Networks, Inc., Class A(a)	3,139	49,188
American Assets Trust, Inc., REIT	387	10,256
American Axle & Manufacturing Holdings, Inc.(a)	5,920	46,294
American Eagle Outfitters, Inc.	1,166	16,277
American Equity Investment Life Holding Co.	1,230	56,113
American States Water Co.	763	70,616
American Vanguard Corp.	236	5,124
American Woodmark Corp.(a)	344	16,808
America's Car-Mart, Inc.(a)	376	27,170
Ameris Bancorp	67	3,158
AMERISAFE, Inc.	882	45,838
AMN Healthcare Services, Inc.(a)	92	9,459
Amphastar Pharmaceuticals, Inc.(a)	1,730	48,475
Andersons, Inc.	899	31,456
AngioDynamics, Inc.(a)	1,660	22,858
ANI Pharmaceuticals, Inc.(a)	1,244	50,046
Anika Therapeutics, Inc.(a)	1,072	31,731
Anywhere Real Estate, Inc.(a)	3,048	19,477
Apogee Enterprises, Inc.	304	13,516
Security Description	Shares	Value
Apollo Commercial Real Estate Finance, Inc., REIT	280	$3,013
Apollo Medical Holdings, Inc.(a)	2,642	78,177
Applied Industrial Technologies, Inc.	147	18,526
ArcBest Corp.	269	18,841
Archrock, Inc.	1,815	16,299
Arconic Corp.(a)	712	15,066
Arcosa, Inc.	268	14,563
Arcus Biosciences, Inc.(a)	696	14,393
Arlo Technologies, Inc.(a)	5,699	20,003
Armada Hoffler Properties, Inc., REIT	885	10,178
ARMOUR Residential REIT, Inc.	1,569	8,833
Artivion, Inc.(a)	1,567	18,992
Asbury Automotive Group, Inc.(a)	151	27,067
Assured Guaranty Ltd.	877	54,602
Astec Industries, Inc.	530	21,550
ATI, Inc.(a)	538	16,065
Atlas Air Worldwide Holdings, Inc.(a)	207	20,866
ATN International, Inc.	1,630	73,855
Avanos Medical, Inc.(a)	761	20,593
Avid Bioservices, Inc.(a)	2,156	29,688
Avid Technology, Inc.(a)	1,169	31,084
Avista Corp.	1,745	77,373
Axcelis Technologies, Inc.(a)	172	13,650
Axos Financial, Inc.(a)	545	20,830
AZZ, Inc.	388	15,598
B Riley Financial, Inc.	421	14,398
B&G Foods, Inc.	1,633	18,208
Badger Meter, Inc.	164	17,881
Balchem Corp.	70	8,548
Banc of California, Inc.	208	3,313
BancFirst Corp.	38	3,351
Bancorp, Inc.(a)	967	27,443
BankUnited, Inc.	94	3,193
Banner Corp.	52	3,286
Barnes Group, Inc.	275	11,234
Bed Bath & Beyond, Inc.(a)	7,989	20,052
Benchmark Electronics, Inc.	1,768	47,188
Berkshire Hills Bancorp, Inc.	110	3,289
Big Lots, Inc.	2,973	43,703
BioLife Solutions, Inc.(a)	1,429	26,008
BJ's Restaurants, Inc.(a)	793	20,919
Bloomin' Brands, Inc.	1,101	22,152
Blucora, Inc.(a)	3,835	97,908
Boise Cascade Co.	257	17,648
Boot Barn Holdings, Inc.(a)	358	22,382
Brady Corp., Class A	412	19,405
Brandywine Realty Trust, REIT	2,933	18,038
Bread Financial Holdings, Inc.	725	27,303
Brightsphere Investment Group, Inc.	4,551	93,660
Brinker International, Inc.(a)	670	21,380
Bristow Group, Inc.(a)	638	17,309

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
Brookline Bancorp, Inc.	239	$3,382
Buckle, Inc.	829	37,595
Calavo Growers, Inc.	943	27,724
Caleres, Inc.	1,001	22,302
California Water Service Group	1,162	70,464
Callon Petroleum Co.(a)	1,081	40,094
Cal-Maine Foods, Inc.	550	29,947
Capitol Federal Financial, Inc.	2,564	22,179
Cara Therapeutics, Inc.(a)	1,882	20,213
Cardiovascular Systems, Inc.(a)	1,523	20,743
CareTrust REIT, Inc.	5,538	102,896
Carpenter Technology Corp.	400	14,776
Cars.com, Inc.(a)	6,467	89,051
Catalyst Pharmaceuticals, Inc.(a)	1,284	23,882
Cavco Industries, Inc.(a)	118	26,697
Centerspace, REIT	161	9,446
Central Garden & Pet Co.(a)	257	9,625
Central Garden & Pet Co., Class A(a)	268	9,594
Central Pacific Financial Corp.	1,026	20,807
Century Aluminum Co.(a)	2,028	16,589
Century Communities, Inc.	553	27,656
Cerence, Inc.(a)	4,085	75,695
CEVA, Inc.(a)	2,769	70,831
Chatham Lodging Trust, REIT	1,190	14,601
Cheesecake Factory, Inc.	717	22,736
Chefs' Warehouse, Inc.(a)	2,016	67,092
Chesapeake Utilities Corp.	620	73,272
Chico's FAS, Inc.(a)	3,279	16,133
Children's Place, Inc.(a)	537	19,558
Chuy's Holdings, Inc.(a)	785	22,215
Cinemark Holdings, Inc.(a)	4,575	39,619
CIRCOR International, Inc.(a)	1,425	34,143
City Holding Co.	222	20,666
Civitas Resources, Inc.	657	38,060
Clearfield, Inc.(a)	717	67,498
Clearwater Paper Corp.(a)	1,131	42,763
Cogent Communications Holdings, Inc.	1,301	74,261
Coherus Biosciences, Inc.(a)	7,250	57,420
Cohu, Inc.(a)	710	22,755
Collegium Pharmaceutical, Inc.(a)	1,497	34,730
Columbia Banking System, Inc.	106	3,194
Comfort Systems USA, Inc.	228	26,238
Community Bank System, Inc.	451	28,390
Community Health Systems, Inc.(a)	4,495	19,418
Community Healthcare Trust, Inc., REIT	3,167	113,379
Compass Minerals International, Inc.	369	15,129
Computer Programs and Systems, Inc.(a)	2,000	54,440
Comtech Telecommunications Corp.	3,337	40,511
CONMED Corp.	223	19,767
Consensus Cloud Solutions, Inc.(a)	1,316	70,748
CONSOL Energy, Inc.	229	14,885
Security Description	Shares	Value
Consolidated Communications Holdings, Inc.(a)	18,721	$67,021
Corcept Therapeutics, Inc.(a)	1,545	31,379
Core Laboratories N.V.	816	16,540
CoreCivic, Inc.(a)	1,585	18,323
Corsair Gaming, Inc.(a)	3,691	50,087
CorVel Corp.(a)	252	36,623
Cross Country Healthcare, Inc.(a)	346	9,193
CSG Systems International, Inc.	654	37,409
CTS Corp.	698	27,515
Cushman & Wakefield PLC(a)	1,765	21,992
Customers Bancorp, Inc.(a)	931	26,385
Cutera, Inc.(a)	421	18,617
CVB Financial Corp.	120	3,090
Cytokinetics, Inc.(a)	592	27,125
Dave & Buster's Entertainment, Inc.(a)	531	18,819
Deluxe Corp.	3,210	54,506
Designer Brands, Inc., Class A	2,182	21,340
DiamondRock Hospitality Co., REIT	1,745	14,292
Digi International, Inc.(a)	1,116	40,790
Digital Turbine, Inc.(a)	1,933	29,459
Dime Community Bancshares, Inc.	100	3,183
Dine Brands Global, Inc.	342	22,093
Diodes, Inc.(a)	673	51,242
DMC Global, Inc.(a)	933	18,138
Donnelley Financial Solutions, Inc.(a)	2,372	91,678
Dorian LPG Ltd.	2,986	56,585
Dorman Products, Inc.(a)	423	34,208
Douglas Elliman, Inc.	5,416	22,043
Dril-Quip, Inc.(a)	680	18,476
DXP Enterprises, Inc.(a)	744	20,497
Dynavax Technologies Corp.(a)	1,874	19,939
Eagle Bancorp, Inc.	74	3,261
Eagle Pharmaceuticals, Inc.(a)	1,057	30,896
Easterly Government Properties, Inc., REIT	1,207	17,224
Ebix, Inc.	3,810	76,048
Edgewell Personal Care Co.	1,088	41,932
El Pollo Loco Holdings, Inc.	5,196	51,752
elf Beauty, Inc.(a)	824	45,567
Ellington Financial, Inc., REIT	674	8,337
Elme Communities, REIT	557	9,915
Embecta Corp.	1,742	44,055
Emergent BioSolutions, Inc.(a)	1,768	20,880
Employers Holdings, Inc.	1,031	44,467
Enanta Pharmaceuticals, Inc.(a)	509	23,679
Encore Capital Group, Inc.(a)	560	26,846
Encore Wire Corp.	399	54,886
Enerpac Tool Group Corp.	684	17,408
Enhabit, Inc.(a)	1,588	20,898
Enova International, Inc.(a)	714	27,396
EnPro Industries, Inc.	103	11,195
Ensign Group, Inc.	247	23,369

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
ePlus, Inc.(a)	1,227	$54,332
ESCO Technologies, Inc.	215	18,821
Essential Properties Realty Trust, Inc., REIT	455	10,679
Ethan Allen Interiors, Inc.	701	18,520
EVERTEC, Inc.	1,165	37,723
EW Scripps Co., Class A(a)	3,941	51,982
Exponent, Inc.	178	17,638
Extreme Networks, Inc.(a)	2,247	41,143
EZCORP, Inc., Class A(a)	3,505	28,566
Fabrinet(a)	379	48,595
FARO Technologies, Inc.(a)	606	17,822
FB Financial Corp.	80	2,891
Federal Signal Corp.	970	45,076
First Bancorp	1,992	25,338
First Bancorp	69	2,956
First Commonwealth Financial Corp.	232	3,241
First Financial Bancorp	130	3,150
First Hawaiian, Inc.	132	3,437
FormFactor, Inc.(a)	1,046	23,253
Forrester Research, Inc.(a)	798	28,536
Forward Air Corp.	194	20,349
Four Corners Property Trust, Inc., REIT	395	10,242
Franklin BSP Realty Trust, Inc.	663	8,553
Franklin Electric Co., Inc.	461	36,765
Franklin Street Properties Corp., REIT	6,272	17,123
Fresh Del Monte Produce, Inc.	1,177	30,826
Frontdoor, Inc.(a)	1,254	26,083
Fulgent Genetics, Inc.(a)	817	24,330
FutureFuel Corp.	6,782	55,138
Gannett Co., Inc.(a)	11,216	22,768
Genesco, Inc.(a)	517	23,792
Gentherm, Inc.(a)	398	25,985
Genworth Financial, Inc., Class A(a)	9,931	52,535
GEO Group, Inc., REIT(a)	1,676	18,352
Getty Realty Corp., REIT	315	10,663
Gibraltar Industries, Inc.(a)	292	13,397
G-III Apparel Group Ltd.(a)	4,141	56,773
Glaukos Corp.(a)	443	19,350
Global Net Lease, Inc., REIT	1,371	17,233
GMS, Inc.(a)	343	17,081
Gogo, Inc.(a)	4,758	70,228
Golden Entertainment, Inc.(a)	451	16,867
Granite Construction, Inc.	780	27,355
Granite Point Mortgage Trust, Inc., REIT	1,390	7,450
Green Brick Partners, Inc.(a)	1,170	28,349
Green Dot Corp., Class A(a)	2,027	32,067
Green Plains, Inc.(a)	1,092	33,306
Greenbrier Companies, Inc.	628	21,057
Griffon Corp.	1,909	68,323
Group 1 Automotive, Inc.	145	26,154
Guess?, Inc.	889	18,393
Hain Celestial Group, Inc.(a)	1,156	18,704
Security Description	Shares	Value
Hanmi Financial Corp.	129	$3,193
Harmonic, Inc.(a)	5,449	71,382
Harmony Biosciences Holdings, Inc.(a)	355	19,560
Harsco Corp.(a)	2,336	14,693
Haverty Furniture Companies, Inc.	2,367	70,773
Hawaiian Holdings, Inc.(a)	4,432	45,472
Hawkins, Inc.	916	35,358
Haynes International, Inc.	330	15,078
HB Fuller Co.	67	4,799
HCI Group, Inc.	1,422	56,297
Healthcare Services Group, Inc.	2,149	25,788
HealthStream, Inc.(a)	1,490	37,012
Heartland Express, Inc.	1,287	19,743
Heidrick & Struggles International, Inc.	379	10,601
Helix Energy Solutions Group, Inc.(a)	2,542	18,760
Helmerich & Payne, Inc.	333	16,507
Heritage Financial Corp.	109	3,340
Hersha Hospitality Trust, REIT, Class A	1,685	14,356
Heska Corp.(a)	413	25,672
Hibbett, Inc.	364	24,832
Hillenbrand, Inc.	665	28,376
Hilltop Holdings, Inc.	112	3,361
HNI Corp.	681	19,361
HomeStreet, Inc.	117	3,227
Hope Bancorp, Inc.	249	3,190
Horace Mann Educators Corp.	1,306	48,805
Hostess Brands, Inc.(a)	818	18,356
Hub Group, Inc., Class A(a)	267	21,224
Hudson Pacific Properties, Inc.	1,805	17,563
Ichor Holdings Ltd.(a)	482	12,927
Independent Bank Corp.	35	2,955
Independent Bank Group, Inc.	51	3,064
Industrial Logistics Properties Trust, REIT	2,918	9,542
Innospec, Inc.	49	5,040
Innovative Industrial Properties, Inc., REIT	93	9,426
Innoviva, Inc.(a)	2,462	32,621
Inogen, Inc.(a)	2,653	52,291
Insight Enterprises, Inc.(a)	186	18,650
Installed Building Products, Inc.	212	18,147
Insteel Industries, Inc.	491	13,512
Integer Holdings Corp.(a)	275	18,826
Inter Parfums, Inc.	460	44,399
InterDigital, Inc.	1,122	55,517
Interface, Inc.	1,345	13,275
Invesco Mortgage Capital, Inc	707	9,000
iRobot Corp.(a)	373	17,952
Ironwood Pharmaceuticals, Inc.(a)	2,799	34,680
iStar, Inc., REIT	1,437	10,964
iTeos Therapeutics, Inc.(a)	1,076	21,014
Itron, Inc.(a)	358	18,133
J & J Snack Foods Corp.	128	19,163
Jack in the Box, Inc.	794	54,175

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
James River Group Holdings Ltd.	1,982	$41,444
John B Sanfilippo & Son, Inc.	245	19,923
John Bean Technologies Corp.	372	33,975
Joint Corp.(a)	1,083	15,140
Kaiser Aluminum Corp.	276	20,965
Kaman Corp.	760	16,948
KAR Auction Services, Inc.(a)	2,078	27,118
Kelly Services, Inc., Class A	682	11,526
KKR Real Estate Finance Trust, Inc., REIT	209	2,918
Knowles Corp.(a)	3,366	55,270
Kontoor Brands, Inc.	1,327	53,067
Koppers Holdings, Inc.	1,199	33,812
Korn Ferry	205	10,377
Kulicke & Soffa Industries, Inc.	297	13,145
Lakeland Financial Corp.	371	27,072
Laredo Petroleum, Inc.(a)	736	37,845
La-Z-Boy, Inc.	774	17,663
LCI Industries	572	52,881
LeMaitre Vascular, Inc.	438	20,157
LendingTree, Inc.(a)	1,017	21,693
Leslie's, Inc.(a)	6,141	74,982
LGI Homes, Inc.(a)	289	26,761
Ligand Pharmaceuticals, Inc.(a)	784	52,371
Lindsay Corp.	128	20,845
Liquidity Services, Inc.(a)	6,963	97,900
Livent Corp.(a)	224	4,451
LivePerson, Inc.(a)	2,683	27,206
LiveRamp Holdings, Inc.(a)	1,422	33,332
LTC Properties, Inc., REIT	573	20,359
LXP Industrial Trust, REIT	1,000	10,020
M/I Homes, Inc.(a)	624	28,816
Marcus & Millichap, Inc.	607	20,911
Marcus Corp.	3,531	50,811
MarineMax, Inc.(a)	858	26,787
Marten Transport Ltd.	1,019	20,156
Masterbrand, Inc.(a)	1,865	14,081
Materion Corp.	192	16,802
Mativ Holdings, Inc.	1,101	23,011
Matson, Inc.	346	21,628
Matthews International Corp., Class A	597	18,173
MaxLinear, Inc.(a)	1,678	56,968
MDC Holdings, Inc.	875	27,650
Medifast, Inc.	545	62,866
Mercer International, Inc.	4,565	53,137
Mercury General Corp.	1,377	47,093
Meridian Bioscience, Inc.(a)	891	29,590
Merit Medical Systems, Inc.(a)	279	19,703
Meritage Homes Corp.(a)	319	29,412
Mesa Laboratories, Inc.	161	26,760
Methode Electronics, Inc.	589	26,134
MGP Ingredients, Inc.	631	67,126
Middlesex Water Co.	806	63,408
Security Description	Shares	Value
MillerKnoll, Inc.	980	$20,590
Minerals Technologies, Inc.	152	9,229
Mister Car Wash, Inc.(a)	2,811	25,946
ModivCare, Inc.(a)	179	16,062
Monarch Casino & Resort, Inc.(a)	229	17,608
Monro, Inc.	573	25,900
Moog, Inc., Class A	188	16,499
Motorcar Parts of America, Inc.(a)	2,806	33,279
Movado Group, Inc.	1,424	45,924
Mr Cooper Group, Inc.(a)	872	34,993
Mueller Industries, Inc.	564	33,276
Myers Industries, Inc.	477	10,604
MYR Group, Inc.(a)	304	27,989
Myriad Genetics, Inc.(a)	841	12,203
Nabors Industries Ltd.(a)	113	17,500
National Bank Holdings Corp., Class A	644	27,093
National Beverage Corp.(a)	407	18,938
National Presto Industries, Inc.	640	43,814
National Vision Holdings, Inc.(a)	1,169	45,310
NBT Bancorp, Inc.	79	3,430
Nektar Therapeutics(a)	11,751	26,557
NeoGenomics, Inc.(a)	1,369	12,650
NETGEAR, Inc.(a)	2,148	38,900
NetScout Systems, Inc.(a)	1,275	41,450
New York Mortgage Trust, Inc., REIT	3,237	8,287
NexPoint Residential Trust, Inc., REIT	226	9,836
NextGen Healthcare, Inc.(a)	1,968	36,959
NMI Holdings, Inc., Class A(a)	2,821	58,959
Northfield Bancorp, Inc.	213	3,350
Northwest Bancshares, Inc.	1,474	20,607
Northwest Natural Holding Co.	1,543	73,431
NOW, Inc.(a)	1,265	16,065
Nu Skin Enterprises, Inc., Class A	1,125	47,430
NuVasive, Inc.(a)	1,345	55,468
NV5 Global, Inc.(a)	193	25,538
Oceaneering International, Inc.(a)	1,103	19,291
ODP Corp.(a)	531	24,182
Office Properties Income Trust, REIT	1,292	17,248
OFG Bancorp	1,024	28,221
O-I Glass, Inc.(a)	1,377	22,817
Oil States International, Inc.(a)	2,465	18,389
Olympic Steel, Inc.	475	15,950
OmniAb, Inc.(a),(b)	198	—
OmniAb, Inc.(a),(b)	198	—
OneSpan, Inc.(a)	5,973	66,838
Onto Innovation, Inc.(a)	323	21,993
OptimizeRx Corp.(a)	2,009	33,751
OraSure Technologies, Inc.(a)	5,352	25,797
Organogenesis Holdings, Inc.(a)	21,123	56,821
Orion Office REIT, Inc.	2,039	17,413
Orthofix Medical, Inc.(a)	2,752	56,499
OSI Systems, Inc.(a)	226	17,972

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
Outfront Media, Inc.	625	$10,362
Owens & Minor, Inc.(a)	2,631	51,383
Oxford Industries, Inc.	182	16,959
Pacific Premier Bancorp, Inc.	96	3,030
Pacira BioSciences, Inc.(a)	717	27,683
Palomar Holdings, Inc.(a)	959	43,308
Par Pacific Holdings, Inc.(a)	2,862	66,541
Park Aerospace Corp.	409	5,485
Park National Corp.	22	3,097
Pathward Financial, Inc.	842	36,248
Patrick Industries, Inc.	659	39,935
Patterson-UTI Energy, Inc.	964	16,234
Payoneer Global, Inc.(a)	6,906	37,776
PC Connection, Inc.	362	16,978
PDF Solutions, Inc.(a)	474	13,518
Pediatrix Medical Group, Inc.(a)	4,746	70,526
Pennant Group, Inc.(a)	2,271	24,936
PennyMac Mortgage Investment Trust, REIT	620	7,682
Perdoceo Education Corp.(a)	1,980	27,522
Perficient, Inc.(a)	761	53,141
PetMed Express, Inc.	2,973	52,622
PGT Innovations, Inc.(a)	999	17,942
Phibro Animal Health Corp., Class A	3,897	52,259
Photronics, Inc.(a)	770	12,959
Piper Sandler Companies	136	17,706
Pitney Bowes, Inc.	5,443	20,683
Plexus Corp.(a)	1,036	106,635
Powell Industries, Inc.	1,559	54,846
PRA Group, Inc.(a)	824	27,835
Preferred Bank	43	3,209
Prestige Consumer Healthcare, Inc.(a)	811	50,769
PriceSmart, Inc.	1,005	61,084
ProAssurance Corp.	2,328	40,670
PROG Holdings, Inc.(a)	1,572	26,551
Progress Software Corp.	613	30,926
ProPetro Holding Corp.(a)	1,598	16,571
Proto Labs, Inc.(a)	2,259	57,672
Provident Financial Services, Inc.	151	3,225
Quaker Chemical Corp.	32	5,341
Quanex Building Products Corp.	792	18,755
QuinStreet, Inc.(a)	1,433	20,564
RadNet, Inc.(a)	803	15,120
Rambus, Inc.(a)	1,973	70,673
Ranger Oil Corp., Class A	1,050	42,451
Rayonier Advanced Materials, Inc.(a)	1,135	10,896
RE/MAX Holdings, Inc., Class A	1,052	19,609
Ready Capital Corp., REIT	254	2,830
Redwood Trust, Inc., REIT	2,722	18,401
REGENXBIO, Inc.(a)	972	22,045
Renasant Corp.	82	3,082
Rent-A-Center, Inc.	2,079	46,881
Resideo Technologies, Inc.(a)	1,170	19,246
Security Description	Shares	Value
Resources Connection, Inc.	974	$17,902
Retail Opportunity Investments Corp., REIT	676	10,160
REX American Resources Corp.(a)	1,087	34,632
Rogers Corp.(a)	45	5,370
RPC, Inc.	1,860	16,535
RPT Realty, REIT	971	9,749
Ruth's Hospitality Group, Inc.	1,421	21,997
S&T Bancorp, Inc.	91	3,110
Sabre Corp.(a)	14,625	90,382
Safehold, Inc., REIT	381	10,904
Safety Insurance Group, Inc.	576	48,534
Sally Beauty Holdings, Inc.(a)	2,182	27,319
Sanmina Corp.(a)	1,763	101,002
Saul Centers, Inc., REIT	254	10,333
ScanSource, Inc.(a)	614	17,941
Scholastic Corp.	739	29,161
Seacoast Banking Corp. of Florida	99	3,088
Select Medical Holdings Corp.	3,120	77,470
Semtech Corp.(a)	2,000	57,380
Seneca Foods Corp., Class A(a)	496	30,231
Service Properties Trust, REIT	2,023	14,748
ServisFirst Bancshares, Inc.	47	3,239
Shake Shack, Inc., Class A(a)	1,181	49,047
Shenandoah Telecommunications Co.	4,074	64,695
Shoe Carnival, Inc.	935	22,356
Shutterstock, Inc.	1,766	93,104
Signet Jewelers Ltd.	651	44,268
Simmons First National Corp., Class A	155	3,345
Simply Good Foods Co.(a)	533	20,270
Simulations Plus, Inc.	964	35,253
SiriusPoint Ltd.(a)	9,012	53,171
SITE Centers Corp., REIT	799	10,914
Six Flags Entertainment Corp.(a)	866	20,134
SJW Group	940	76,319
SkyWest, Inc.(a)	3,062	50,554
Sleep Number Corp.(a)	645	16,757
SM Energy Co.	1,064	37,059
SMART Global Holdings, Inc.(a)	4,470	66,514
Sonic Automotive, Inc., Class A	540	26,606
Sonos, Inc.(a)	3,123	52,779
South Jersey Industries, Inc.	2,103	74,720
Southside Bancshares, Inc.	96	3,455
SpartanNash Co.	2,089	63,171
SPS Commerce, Inc.(a)	240	30,823
SPX Technologies, Inc.(a)	832	54,621
St. Joe Co.	288	11,131
Standard Motor Products, Inc.	1,528	53,174
Standex International Corp.	651	66,669
Stellar Bancorp, Inc.	109	3,211
Stepan Co.	84	8,943
Steven Madden Ltd.	1,343	42,922
Stewart Information Services Corp.	1,729	73,880

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2022

Security Description	Shares	Value
StoneX Group, Inc.(a)	226	$21,538
Strategic Education, Inc.	350	27,412
Stride, Inc.(a)	852	26,651
Sturm Ruger & Co., Inc.	1,875	94,912
Summit Hotel Properties, Inc., REIT	2,007	14,491
Sun Country Airlines Holdings, Inc.(a)	3,033	48,103
SunCoke Energy, Inc.	1,936	16,708
Sunstone Hotel Investors, Inc.	1,531	14,789
Supernus Pharmaceuticals, Inc.(a)	603	21,509
Surmodics, Inc.(a)	558	19,039
Sylvamo Corp.	388	18,853
Talos Energy, Inc.(a)	2,039	38,496
Tanger Factory Outlet Centers, Inc., REIT	568	10,190
TechTarget, Inc.(a)	437	19,254
Telephone and Data Systems, Inc.	7,496	78,633
Tennant Co.	532	32,755
Thryv Holdings, Inc.(a)	1,553	29,507
TimkenSteel Corp.(a)	889	16,153
Titan International, Inc.(a)	822	12,593
Tompkins Financial Corp.	39	3,026
Tootsie Roll Industries, Inc.	456	19,412
Tredegar Corp.	1,043	10,659
TreeHouse Foods, Inc.(a)	445	21,974
Tri Pointe Homes, Inc.(a)	1,522	28,294
Trinity Industries, Inc.	745	22,030
Trinseo PLC	1,047	23,777
Triumph Financial, Inc.(a)	500	24,435
Triumph Group, Inc.(a)	1,344	14,139
TrueBlue, Inc.(a)	545	10,671
Trupanion, Inc.(a)	945	44,916
TrustCo Bank Corp. NY	556	20,900
Trustmark Corp.	91	3,177
TTEC Holdings, Inc.	229	10,106
TTM Technologies, Inc.(a)	3,458	52,147
Two Harbors Investment Corp.	566	8,926
UFP Industries, Inc.	689	54,603
Ultra Clean Holdings, Inc.(a)	391	12,962
UniFirst Corp.	148	28,563
uniQure N.V.(a)	941	21,332
Unisys Corp.(a)	13,066	66,767
United Community Banks, Inc.	91	3,076
United Fire Group, Inc.	1,564	42,791
United Natural Foods, Inc.(a)	1,730	66,968
Uniti Group, Inc., REIT	1,793	9,915
Unitil Corp.	1,437	73,804
Universal Corp.	1,342	70,871
Universal Electronics, Inc.(a)	2,495	51,921
Universal Health Realty Income Trust, REIT	205	9,785
Universal Insurance Holdings, Inc.	4,348	46,045
Urban Edge Properties	703	9,905
Urban Outfitters, Inc.(a)	1,352	32,245
Security Description	Shares	Value
Urstadt Biddle Properties, Inc., REIT, Class A	575	$10,896
US Physical Therapy, Inc.	181	14,666
US Silica Holdings, Inc.(a)	1,298	16,225
USANA Health Sciences, Inc.(a)	391	20,801
Vanda Pharmaceuticals, Inc.(a)	3,124	23,086
Varex Imaging Corp.(a)	1,390	28,217
Vector Group Ltd.	6,575	77,979
Veeco Instruments, Inc.(a)	738	13,712
Vericel Corp.(a)	2,424	63,848
Veris Residential, Inc., REIT(a)	1,154	18,383
Veritex Holdings, Inc.	112	3,145
Veritiv Corp.	134	16,309
Viad Corp.(a)	651	15,878
Viavi Solutions, Inc.(a)	2,328	24,467
Vir Biotechnology, Inc.(a)	833	21,083
Virtus Investment Partners, Inc.	461	88,254
Vista Outdoor, Inc.(a)	4,084	99,527
Wabash National Corp.	926	20,928
Walker & Dunlop, Inc.	458	35,944
Warrior Met Coal, Inc.	446	15,449
WD-40 Co.	150	24,181
Westamerica BanCorp	55	3,246
Whitestone REIT	1,090	10,508
Winnebago Industries, Inc.	1,003	52,858
WisdomTree, Inc.	16,668	90,841
Wolverine World Wide, Inc.	4,245	46,398
World Acceptance Corp.(a)	396	26,112
World Fuel Services Corp.	2,111	57,694
WSFS Financial Corp.	72	3,264
WW International, Inc.(a)	6,428	24,812
Xencor, Inc.(a)	720	18,749
Xenia Hotels & Resorts, Inc., REIT	1,045	13,773
XPEL, Inc.(a)	598	35,916
Xperi, Inc.(a)	7,111	61,226
Yelp, Inc.(a)	3,176	86,832
ZIMVIE, Inc.(a)	6,328	59,104
Zumiez, Inc.(a)	1,631	35,458
Zynex, Inc.	4,143	57,629
TOTAL INVESTMENTS—99.8% (Cost $17,835,833)		18,218,682
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		37,268
NET ASSETS—100.0%		$18,255,950

(a)	Non-income producing security.
(b)	Fair valued by Adviser.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
December 31, 2022

INDUSTRY BREAKDOWN
As of December 31, 2022*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.7%
Business Software for Specific Uses	3.1
Upstream Energy	2.8
Gas and Water Utilities	2.8
Investment Services	2.5
Operators and Developers	2.4
Medical Devices	2.4
Consumer Insurance	2.4
Commercial Insurance	2.4
Management and IT Services	2.4
Non Real Estate Banking	2.4
Telecommunication Networks	2.4
Auto Products	2.4
Real Estate Banking	2.3
Marketed Pharmaceuticals	2.3
Transaction Services	2.3
Rental	2.3
Commercial Hardware	2.3
Home Office and Consumer Equipment Manufacture	2.3
Transportation Services	2.2
Content Providers	2.2
Home Office and Consumer Equipment Retail	2.2
Digital Integrated Circuits	2.1
Online Distribution Networks	2.0
Specialty Services	1.8
Distribution Services	1.8
Mechanical Components	1.8
Information and Electrical Components	1.8
Food Distributors	1.8
Production Equipment	1.7
Other Pharmaceuticals	1.7
Restaurants	1.7
Apparel Retailers	1.7
Hospital Equipment	1.6
Business Software for Specific Industries	1.6
Chemicals	1.5
Contract Electronics Services	1.4
Semiconductor Services and Equipment	1.3
Primary Foods	1.2
Alcohol and Tobacco	1.2
Branded Apparel	1.2
Other Natural Resources	1.2
End User Hardware	1.2
Metals	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.1%
Processed Foods	1.1
Personal Products	1.0
Analog and Mixed Signal Integrated Circuits	0.9
Healthcare Products Distribution	0.9
Electric Regulated	0.8
Clinical Stage Pharmaceuticals	0.8
Accessories and Footwear	0.7
Industrial Conglomerates	0.7
Downstream	0.7
Medical Research Services and Equipment	0.6
Search and Social Networks	0.5
Midstream	0.3
Drugstores	0.3
Consumer Paper Products	0.2
Consumer Services	0.1
Brokers and Dealers	0.1
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market ETF
Schedule of Investments
December 31, 2022

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—99.9%
Syntax Stratified LargeCap ETF(a)	160,599	$10,227,667
Syntax Stratified MidCap ETF(a)	34,645	1,219,902
Syntax Stratified SmallCap ETF(a)	14,886	603,858
TOTAL INVESTMENTS—99.9% (Cost $12,303,310)		12,051,427
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		6,153
NET ASSETS—100.0%		$12,057,580

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2022	Shares as of December 31, 2022	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$14,471,787	$5,350,872	$(8,127,467)	$566,599	$(2,034,124)	$10,227,667	160,599	$173,093	$—
Syntax Stratified MidCap ETF	1,708,961	665,886	(938,378)	(65,694)	(150,873)	1,219,902	34,645	12,449	—
Syntax Stratified SmallCap ETF	815,106	379,224	(449,495)	(69,381)	(71,596)	603,858	14,886	6,797	—
Total	$16,995,854	$6,395,982	$(9,515,340)	$431,524	$(2,256,593)	$12,051,427	210,130	$192,339	$—

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF December 31, 2022
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	84.8%
Mid Cap ETF	10.1
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
December 31, 2022

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—89.3%
Syntax Stratified LargeCap ETF(a)	471,516	$30,028,261
Syntax Stratified MidCap ETF(a)	101,754	3,582,911
Syntax Stratified SmallCap ETF(a)	43,716	1,773,361
TOTAL EXCHANGE-TRADED FUNDS (Cost $36,728,888)		$35,384,533
TOTAL PURCHASED OPTIONS—11.7% (Cost $4,785,590)		$4,620,928
TOTAL INVESTMENTS—101.0% (Cost $41,514,478)		40,005,461
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.0)%		(411,865)
NET ASSETS—100.0%		$39,593,596

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2022	Shares as of December 31, 2022	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$34,369,826	$7,076,792	$(7,717,004)	$160,486	$(3,861,839)	$30,028,261	471,516	$517,564	$—
Syntax Stratified MidCap ETF	4,058,767	941,806	(862,897)	(1,198)	(553,567)	3,582,911	101,754	37,227	—
Syntax Stratified SmallCap ETF	1,935,669	658,581	(425,542)	(72,212)	(323,135)	1,773,361	43,716	20,320	—
Total	$40,364,262	$8,677,179	$(9,005,443)	$87,076	$(4,738,541)	$35,384,533	616,986	$575,111	$—

ETF=Exchange Traded Fund

Purchased Call Options — 3.1%
Exchange-Traded Options — 3.1%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	462	$17,668,266	$1,251,050	$455	12/20/24	$1,212,750
Total			$1,251,050			$1,212,750

Purchased Put Options — 8.6%
Exchange-Traded Options — 8.6%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	923	$35,298,289	$3,534,540	$375	12/20/24	$3,408,178
Total			$3,534,540			$3,408,178
Total Purchased Options — 11.7%			$4,785,590			$4,620,928

See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments  (continued)
December 31, 2022

Written Call Options — (1.1)%
Exchange-Traded Options — (1.1)%

Description	Number of Contracts	Notional Amount	Proceeds Received	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	462	$(17,668,266)	$(474,969)	$520	12/20/24	$(438,900)
Total			$(474,969)			$(438,900)
PORTFOLIO COMPOSITION
AS OF December 31, 2022
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	75.8%
Mid Cap ETF	9.0
Small Cap ETF	4.5
Purchased Options	11.7
Written Options	(1.1)
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified Total Market II ETF
Schedule of Investments
December 31, 2022

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—99.9%
Syntax Stratified LargeCap ETF(a)	104,894	$6,680,122
Syntax Stratified MidCap ETF(a)	22,631	796,872
Syntax Stratified SmallCap ETF(a)	9,723	394,418
TOTAL INVESTMENTS—99.9% (Cost $7,490,028)		7,871,412
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		4,053
NET ASSETS—100.0%		$7,875,465

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value June 14, 2022*	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value December 31, 2022	Shares as of December 31, 2022	Dividend Income	Net Capital Gain Distributions
Syntax Stratified LargeCap ETF	$—	$12,685,998	$(6,483,029)	$150,790	$326,363	$6,680,122	104,894	$113,300	$—
Syntax Stratified MidCap ETF	—	1,501,356	(782,337)	29,515	48,338	796,872	22,631	8,149	—
Syntax Stratified SmallCap ETF	—	766,990	(388,255)	9,000	6,683	394,418	9,723	4,448	—
Total	$—	$14,954,344	$(7,653,621)	$189,305	$381,384	$7,871,412	137,248	$125,897	$—

*	Commencement of operations.

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF December 31, 2022
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	84.8%
Mid Cap ETF	10.1
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
December 31, 2022

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
ASSETS
Investments in securities of unaffiliated issuers	$96,981,792	$10,547,717	$18,218,682
Total Investments	96,981,792	10,547,717	18,218,682
Cash	148,795	12,640	22,613
Dividends receivable	113,542	9,018	21,116
Total Assets	97,244,129	10,569,375	18,262,411
LIABILITIES
Accrued Management fee	25,141	2,972	6,383
Accrued Other fees	411	42	78
Total Liabilities	25,552	3,014	6,461
NET ASSETS	$97,218,577	$10,566,361	$18,255,950
NET ASSETS CONSISTS OF:
Paid in Capital	$99,695,689	$11,113,321	$19,169,254
Distributable earnings (loss)	(2,477,112)	(546,960)	(913,304)
NET ASSETS	$97,218,577	$10,566,361	$18,255,950
NET ASSET VALUE PER SHARE	$63.75	$35.22	$40.57
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	1,525,000	300,000	450,000
COST OF INVESTMENTS	$97,500,864	$10,746,051	$17,835,833

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
December 31, 2022

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
ASSETS
Investments in securities of unaffiliated issuers	$—	$4,620,928	$—
Investments in securities of affiliated issuers	12,051,427	35,384,533	7,871,412
Total Investments	12,051,427	40,005,461	7,871,412
Cash	6,606	29,893	4,339
Cash at broker	—	10,196	—
Total Assets	12,058,033	40,045,550	7,875,751
LIABILITIES
Written options, at value	—	438,900	—
Accrued Management fee	405	12,883	251
Accrued Other fees	48	171	35
Total Liabilities	453	451,954	286
NET ASSETS	$12,057,580	$39,593,596	$7,875,465
NET ASSETS CONSISTS OF:
Paid in Capital	$12,312,005	$41,254,024	$7,493,643
Distributable earnings (loss)	(254,425)	(1,660,428)	381,822
NET ASSETS	$12,057,580	$39,593,596	$7,875,465
NET ASSET VALUE PER SHARE	$40.19	$38.63	$39.38
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	300,000	1,025,000	200,000
Investments in securities of unaffiliated issuers	$—	$4,785,590	$—
Investments in securities of affiliated issuers	12,303,310	36,728,888	7,490,028
TOTAL COST OF INVESTMENTS	$12,303,310	$41,514,478	$7,490,028
WRITTEN OPTIONS PREMIUM	$—	$474,969	$—
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations
For the year or period ended December 31, 2022

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $674, $0 and $200, respectively)	$1,868,990	$128,561	$268,698
Total Investment Income	1,868,990	128,561	268,698
EXPENSES
Management fee	447,132	43,579	85,736
Other fees	4,869	475	934
Total Expenses	452,001	44,054	86,670
Expense Waiver/Reimbursement	(149,044)	(9,684)	(9,526)
Net Expenses	302,957	34,370	77,144
NET INVESTMENT INCOME (LOSS)	1,566,033	94,191	191,554
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	(994,996)	(247,421)	(1,282,514)
Net realized gain (loss) from in-kind redemptions of investment securities	11,256,196	363,980	702,387
Reimbursement from Sub-Adviser (See Note 6)	123,526	—	26,029
Net realized gain (loss)	10,384,726	116,559	(554,098)
Net change in unrealized appreciation (depreciation) on investments	(20,614,829)	(1,692,568)	(3,915,877)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,230,103)	(1,576,009)	(4,469,975)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(8,664,070)	$(1,481,818)	$(4,278,421)

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations
For the year or period ended December 31, 2022

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
	Year Ended December 31, 2022	Year Ended December 31, 2022	For the Period June 14, 2022(a) to December 31, 2022
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $0, $0 and $132, respectively)	$—	$—	$1,243
Dividend income from affiliated investments	192,339	575,111	125,897
Total Investment Income	192,339	575,111	127,140
EXPENSES
Management fee	75,645	436,146	51,790
Other fees	494	2,223	338
Total Expenses	76,139	438,369	52,128
Expense Waiver/Reimbursement	(72,161)	(271,766)	(48,552)
Net Expenses	3,978	166,603	3,576
NET INVESTMENT INCOME (LOSS)	188,361	408,508	123,564
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	—	1,501,370	23,324
Net realized gain (loss) from transactions in affiliated investment securities	(2,543)	21,822	480
Net realized gain (loss) from in-kind redemptions of investment securities	—	—	77,121
Net realized gain (loss) from in-kind redemptions of affiliated investment securities	434,067	65,254	188,825
Net realized gain (loss) from transactions in written options	—	243,443	—
Net realized gain (loss)	431,524	1,831,889	289,750
Net change in unrealized appreciation (depreciation) on investments	—	502,680	—
Net change in unrealized appreciation (depreciation) on affiliated investments	(2,256,593)	(4,738,541)	381,384
Net change in unrealized appreciation (depreciation) on written options	—	163,991	—
Net change in unrealized appreciation/depreciation	(2,256,593)	(4,071,870)	381,384
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,825,069)	(2,239,981)	671,134
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,636,708)	$(1,831,473)	$794,698

(a)	Fund commenced operations on June 14, 2022.
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified LargeCap ETF		Syntax Stratified MidCap ETF
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,566,033	$1,123,302	$94,191	$62,501
Net realized gain (loss)	10,384,726	5,533,657	116,559	487,191
Net change in unrealized appreciation (depreciation)	(20,614,829)	11,995,507	(1,692,568)	632,555
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,664,070)	18,652,466	(1,481,818)	1,182,247
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,615,742)	(1,189,175)	(98,761)	(234,274)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	40,681,880	61,152,050	3,611,175	6,815,911
Cost of Shares Redeemed	(41,868,028)	(11,919,869)	(1,645,322)	(1,003,463)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(1,186,148)	49,232,181	1,965,853	5,812,448
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(11,465,960)	66,695,472	385,274	6,760,421
NET ASSETS AT BEGINNING OF PERIOD	108,684,537	41,989,065	10,181,087	3,420,666
NET ASSETS AT END OF PERIOD	$97,218,577	$108,684,537	$10,566,361	$10,181,087
SHARE TRANSACTIONS:
Shares sold	650,000	950,000	100,000	175,000
Shares redeemed	(650,000)	(175,000)	(50,000)	(25,000)
NET INCREASE (DECREASE)	—	775,000	50,000	150,000

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified SmallCap ETF		Syntax Stratified U.S. Total Market ETF
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2022	For the Period March 18, 2021(a) to December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$191,554	$185,213	$188,361	$234,037
Net realized gain (loss)	(554,098)	3,671,700	431,524	444,307
Net change in unrealized appreciation (depreciation)	(3,915,877)	422,221	(2,256,593)	2,004,710
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,278,421)	4,279,134	(1,636,708)	2,683,054
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(205,319)	(1,521,147)	(199,218)	(246,920)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	3,505,189	7,862,252	6,300,901	21,000,000
Cost of Shares Redeemed	(2,175,507)	(6,436,337)	(9,439,823)	(6,403,706)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	1,329,682	1,425,915	(3,138,922)	14,596,294
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(3,154,058)	4,183,902	(4,974,848)	17,032,428
NET ASSETS AT BEGINNING OF PERIOD	21,410,008	17,226,106	17,032,428	—
NET ASSETS AT END OF PERIOD	$18,255,950	$21,410,008	$12,057,580	$17,032,428
SHARE TRANSACTIONS:
Shares sold	75,000	150,000	150,000	525,000
Shares redeemed	(50,000)	(125,000)	(225,000)	(150,000)
NET INCREASE (DECREASE)	25,000	25,000	(75,000)	375,000

(a)	Fund commenced operations on March 18, 2021.

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified U.S. Total Market Hedged ETF		Syntax Stratified Total Market II ETF
	Year Ended December 31, 2022	For the Period June 15, 2021(a) to December 31, 2021	For the Period June 14, 2022(b) to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$408,508	$484,577	$123,564
Net realized gain (loss)	1,831,889	(2,029,580)	289,750
Net change in unrealized appreciation (depreciation)	(4,071,870)	2,598,922	381,384
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,831,473)	1,053,919	794,698
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,332,695)	(484,945)	(146,930)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	4,999,857	88,308,024	18,582,640
Cost of Shares Redeemed	(7,769,157)	(43,349,934)	(11,354,943)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(2,769,300)	44,958,090	7,227,697
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(5,933,468)	45,527,064	7,875,465
NET ASSETS AT BEGINNING OF PERIOD	45,527,064	—	—
NET ASSETS AT END OF PERIOD	$39,593,596	$45,527,064	$7,875,465
SHARE TRANSACTIONS:
Shares sold	125,000	2,200,000	500,000
Shares redeemed	(200,000)	(1,100,000)	(300,000)
NET INCREASE (DECREASE)	(75,000)	1,100,000	200,000

(a)	Fund commenced operations on June 15, 2021.
(b)	Fund commenced operations on June 14, 2022.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified LargeCap ETF
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	For the Period January 2, 2019(a) to December 31, 2019
Net asset value, beginning of period	$71.27	$55.99	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	1.03	0.92	0.88	0.84
Net realized and unrealized gain (loss)	(7.47)	15.14	5.29	10.68
Total from investment operations	(6.44)	16.06	6.17	11.52
Less Distributions from:
Net investment income	(1.08)	(0.78)	(0.82)	(0.79)
Net realized gains	—	—	(0.09)	—
Net asset value, end of period	$63.75	$71.27	$55.99	$50.73
Total return(c)	(9.02)%(d)	28.76%	12.18%	28.81%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$97,219	$108,685	$41,989	$62,149
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.80%(f)
Net expenses(g)	0.30%	0.30%	0.30%	0.30%(f)
Net investment income (loss)(g)	1.58%	1.39%	1.83%	1.80%(f)
Portfolio turnover rate(h)	31%	25%	36%	34%(e)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	If the Sub-Adviser had not made a special reimbursement during the year ended December 31, 2022, the total return would have been (9.13)%. See Note 6.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified MidCap ETF
	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period January 16, 2020(a) to December 31, 2020
Net asset value, beginning of period	$40.72	$34.21	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.35	0.31	0.29
Net realized and unrealized gain (loss)	(5.49)	7.14	4.22
Total from investment operations	(5.14)	7.45	4.51
Less Distributions from:
Net investment income	(0.36)	(0.28)	(0.30)
Net realized gains	—	(0.66)	—
Net asset value, end of period	$35.22	$40.72	$34.21
Total return(c)	(12.61)%	21.95%	15.04%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$10,566	$10,181	$3,421
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%(e)
Net expenses(f)	0.35%	0.34%	0.30%(e)
Net investment income (loss)(f)	0.97%	0.77%	1.10%(e)
Portfolio turnover rate(g)	45%	50%	52%(d)

(a)	Fund commenced operations on January 16, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified SmallCap ETF
	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period May 28, 2020(a) to December 31, 2020
Net asset value, beginning of period	$50.38	$43.07	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.44	0.45	0.20
Net realized and unrealized gain (loss)	(9.79)	10.44	13.24
Total from investment operations	(9.35)	10.89	13.44
Less Distributions from:
Net investment income	(0.46)	(0.47)	(0.19)
Net realized gains	—	(3.11)	(0.18)
Net asset value, end of period	$40.57	$50.38	$43.07
Total return(c)	(18.55)%(d)	25.72%	44.82%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$18,256	$21,410	$17,226
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%(f)
Net expenses(g)	0.40%	0.37%	0.30%(f)
Net investment income (loss)(g)	1.01%	0.87%	0.93%(f)
Portfolio turnover rate(h)	50%	40%	40%(e)

(a)	Fund commenced operations on May 28, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	If the Sub-Adviser had not made a special reimbursement during the year ended December 31, 2022, the total return would have been (18.68)%. See Note 6.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

	Syntax Stratified U.S. Total Market ETF
	Year Ended December 31, 2022	For the Period March 18, 2021(a) to December 31, 2021
Net asset value, beginning of period	$45.42	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.78	0.56
Net realized and unrealized gain (loss)	(5.34)	5.52
Total from investment operations	(4.56)	6.08
Less Distributions from:
Net investment income	(0.63)	(0.62)
Net realized gains	(0.04)	(0.04)
Net asset value, end of period	$40.19	$45.42
Total return(c)	(10.05)%	15.20%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$12,058	$17,032
Ratios to average net assets:
Total expenses	0.75%	0.76%(e)
Net expenses(f)	0.04%	0.05%(e)
Net investment income (loss)(f)	1.87%	1.64%(e)
Portfolio turnover rate(g)	1%	2%(d)

(a)	Fund commenced operations on March 18, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

	Syntax Stratified U.S. Total Market Hedged ETF
	Year Ended December 31, 2022	For the Period June 15, 2021(a) to December 31, 2021
Net asset value, beginning of period	$41.39	$40.40
Income (loss) from investment operations:
Net investment income (loss)(b)	0.37	0.43
Net realized and unrealized gain (loss)	(1.83)	1.00(c)
Total from investment operations	(1.46)	1.43
Less Distributions from:
Net investment income	(0.40)	(0.44)
Net realized gains	(0.90)	—
Net asset value, end of period	$38.63	$41.39
Total return(d)	(3.53)%	3.54%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$39,594	$45,527
Ratios to average net assets:
Total expenses	1.00%	1.00%(f)
Net expenses(g)	0.38%	0.38%(f)
Net investment income (loss)(g)	0.94%	1.96%(f)
Portfolio turnover rate(h)	35%	88%(e)

(a)	Fund commenced operations on June 15, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.

See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout this period

Syntax Stratified Total Market II ETF
For the Period June 14, 2022(a) to December 31, 2022
Net asset value, beginning of period	$37.04
Income (loss) from investment operations:
Net investment income (loss)(b)	0.41
Net realized and unrealized gain (loss)	2.67
Total from investment operations	3.08
Less Distributions from:
Net investment income	(0.62)
Net realized gains	(0.12)
Net asset value, end of period	$39.38
Total return(c)	8.29%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$7,875
Ratios to average net assets:
Total expenses	0.75%(e)
Net expenses(f)	0.05%(e)
Net investment income (loss)(f)	1.79%(e)
Portfolio turnover rate(g)	11%(d)

(a)	Fund commenced operations on June 14, 2022.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Notes to Financial Statements
December 31, 2022

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF (each a “Fund”, and collectively, the “Funds”), are each a series of the Trust.
Each Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Funds have no fixed termination date and will continue unless a Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Funds’ investment adviser.
Investment Objectives:
The following Funds seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Syntax Stratified LargeCap ETF	Syntax Stratified LargeCap Index
Syntax Stratified MidCap ETF	Syntax Stratified MidCap Index
Syntax Stratified SmallCap ETF	Syntax Stratified SmallCap Index
Each Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the investment objective for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, the Advisor will seek to track the performance of each Underlying Index, which are stratified-weight versions of the widely used S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively. In addition, the Funds may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.
The Syntax Stratified U.S. Total Market ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (“1500 Index”) by investing in Syntax Stratified Weight ETFs (each, an “Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”), exchange traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure. The targeted Underlying Funds and/or the securities will comprise the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, and the Syntax Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology.
The Syntax Stratified U.S. Total Market Hedged ETF seeks to obtain capital growth that meets or exceeds the performance of the 1500 Index over a full market cycle by investing in the Underlying Funds or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process. The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. In order to accomplish the Fund’s hedging strategy, Swan Global Investments, LLC utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  1—Organization–(continued)
The Syntax Stratified Total Market II ETF seeks to obtain capital growth that exceeds the performance of the 1500 Index over a full market cycle by investing in ETFs or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index.
Refer to the Additional Strategies Information section of each Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Funds are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with ASC as set forth by the FASB. Each Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year or period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies used by the Funds.
In-Kind Seeding
The seeding (capital required to fund initial creation units to commence trading) of the Syntax ETFs was provided by two different methods: cash delivered at closing and in-kind seeding. The Syntax Stratified U.S. Total Market ETF was seeded by cash only. All of the other Syntax ETFs were seeded by a combination of cash and in-kind seeding. The particulars of the in-kind seeding for each of the remaining Syntax ETFs are described below:
Syntax Stratified LargeCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 500 Series of Syntax Index Series LP on January 2, 2019, Syntax Stratified MidCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 400 Series of Syntax Index Series LP on January 16, 2020, Syntax Stratified SmallCap ETF was seeded through the exchange of ETF Shares for the securities held by affiliated funds managed by the Advisor on May 28, 2020, the Syntax Stratified U.S. Total Market Hedged ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 15, 2021 and Syntax Stratified Total Market II ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 14, 2022 (the “Transactions”). The Syntax Index Series LP was managed by the Advisor.
The Transactions were structured as tax-free exchanges of shares. The Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the respective affiliated funds managed by the Advisor prior to the Transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  2—Significant Accounting Policies–(continued)
The Transactions resulted in the following:
	Initial Market Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
Syntax Stratified LargeCap ETF	$33,554,457	$35,543,619	(1,989,162)
Syntax Stratified MidCap ETF	2,785,553	2,336,742	448,811
Syntax Stratified SmallCap ETF	11,391,517	10,089,586	1,301,931
Net assets and other attributes contributed for Syntax Stratified U.S. Total Market Hedged ETF were $4,064,100 in cash and securities at fair market of $39,364,199 and unrealized appreciation of $19,014,829, in exchange for 1,075,000 shares at a NAV of $40.40. Net assets and other attributes contributed for Syntax Stratified Total Market II ETF were $8,150,000 in cash and securities at fair market of $3,888,326 and unrealized appreciation of $1,363,061 in exchange for 325,000 shares at a NAV of $37.04. The fair value of assets contributed for Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF became the new cost basis for financial reporting purposes.
Investment Valuation
The Funds value their investments at fair value. The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded purchased and written options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Effective September 8, 2022, the Adviser has been designated as the Funds' valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Funds' Board of Trustees. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees (“Trustees”) of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  2—Significant Accounting Policies–(continued)
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of each Fund’s investments within the fair value hierarchy as of December 31, 2022.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$96,981,792	$—	$—	$96,981,792
Total	$96,981,792	$—	$—	$96,981,792
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$10,547,717	$—	$—	$10,547,717
Total	$10,547,717	$—	$—	$10,547,717
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$18,218,682	$—	$—*	$18,218,682
Total	$18,218,682	$—	$—	$18,218,682
Syntax Stratified U.S. Total Market ETF
INVESTMENTS:
Exchange-Traded Funds	$12,051,427	$—	$—	$12,051,427
Total	$12,051,427	$—	$—	$12,051,427
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$35,384,533	$—	$—	$35,384,533
Purchased Options	$4,620,928	$—	$—	$4,620,928
Total	$40,005,461	$—	$—	$40,005,461
OTHER FINANCIAL INSTRUMENTS:
Written Options	$(438,900)	$—	$—	$(438,900)
Total	$(438,900)	$—	$—	$(438,900)
Syntax Stratified Total Market II ETF
INVESTMENTS:
Exchange-Traded Funds	$7,871,412	$—	$—	$7,871,412
Total	$7,871,412	$—	$—	$7,871,412

*	As of December 31, 2022, level 3 common stocks held in Syntax Stratified SmallCapETF represented 0.0% of the Fund’s net assets.
Refer to the Schedule of Investments for industry classifications.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  2—Significant Accounting Policies–(continued)
Distributions
Funds declare and distribute dividends from net investment income to its holders of Shares (“Shareholders”), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes.
Cash
Cash consists of cash held at the Funds’ custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Distributions received by the Funds may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Funds may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and Offering costs
Syntax Advisors has agreed to pay all of the Funds’ organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Funds.
Federal Income Taxes
For U.S. federal income tax purposes, each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, each Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Funds (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Funds distribute substantially all of their ordinary income and capital gains during each calendar year, the Funds will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, losses deferred due to wash sales, corporate actions, distributions in excess of current earnings and capital loss carryover. In addition, Syntax Stratified U.S. Total Market Hedged ETF claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  2—Significant Accounting Policies–(continued)
GAAP requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For GAAP purposes, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
Each Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Funds' tax returns for the prior three fiscal years remain subject to examinations by the Funds’ major tax jurisdictions, which include the United States of America, and the State of New York. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year or period ended December 31, 2022.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of each of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year or period ended December 31, 2022, and the year or period ended December 31, 2021, the tax character of distributions paid were as follows:
	Year or Period Ended December 31, 2022			Year or Period Ended December 31, 2021
	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain	Distributions Paid From Return of Capital	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gain	Distributions Paid From Return of Capital
Syntax Stratified LargeCap ETF	$1,615,742	$—	$—	$1,189,175	$—	$—
Syntax Stratified MidCap ETF	98,761	—	—	145,195	89,079	—
Syntax Stratified SmallCap ETF	205,319	—	—	1,521,147	—	—
Syntax Stratified U.S. Total Market ETF	199,218	—	—	246,920	—	—
Syntax Stratified U.S. Total Market Hedged ETF	1,332,695	—	—	484,945	—	—
Syntax Stratified Total Market II ETF	142,712	4,218	—	—	—	—
Permanent book and tax differences, primarily attributed to book and tax basis of contributed securities, redemptions in-kind, taxable distributions in excess of income, utilization of earnings and profits on shareholder redemptions, and prior year adjustments to estimates resulted in reclassifications. During the year or period ended December 31, 2022, the followings amounts were classified due to permanent differences between book and tax accounting:
	Paid in Capital	Distributable Earnings (Loss)
Syntax Stratified LargeCap ETF	$11,145,207	(11,145,207)
Syntax Stratified MidCap ETF	360,046	(360,046)
Syntax Stratified SmallCap ETF	679,409	(679,409)
Syntax Stratified U.S. Total Market ETF	434,015	(434,015)
Syntax Stratified U.S. Total Market Hedged ETF	347,855	(347,855)

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  2—Significant Accounting Policies–(continued)
	Paid in Capital	Distributable Earnings (Loss)
Syntax Stratified Total Market II ETF	$265,946	$(265,946)
At December 31, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistrbuted Ordinary Income	Undistributed Long-Term Gain	Capital Loss Carryforward	Post-October Capital Loss Deferrals	Unrealized Appreciation (Depreciation)	Total
Syntax Stratified LargeCap ETF	$—	$—	(1,558,225)	$—	$(918,887)	(2,477,112)
Syntax Stratified MidCap ETF	—	—	(346,662)	—	(200,298)	(546,960)
Syntax Stratified SmallCap ETF	—	—	(1,184,415)	—	271,111	(913,304)
Syntax Stratified U.S. Total Market ETF	—	—	(2,294)	—	(252,131)	(254,425)
Syntax Stratified U.S. Total Market Hedged ETF	176	—	—	(180,753)	(1,479,851)	(1,660,428)
Syntax Stratified Total Market II ETF	469	—	—	—	381,353	381,822
The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales.
At December 31, 2022, the Funds had the following capital loss carryforwards that may be utilized to offset any net realized capital gains:
	Non-Expiring Long-Term	Non-Expiring Short-Term
Syntax Stratified LargeCap ETF	$1,558,225	$—
Syntax Stratified MidCap ETF	94,834	251,828
Syntax Stratified SmallCap ETF	120,464	1,063,951
Syntax Stratified U.S. Total Market ETF	752	1,542
During the year ended December 31, 2022, Syntax Stratified U.S. Total Market Hedged ETF utilized capital loss carryforwards of $900,422.
At December 31, 2022, gross unrealized appreciation and gross unrealized depreciation of investment based on cost, including open derivative contracts, for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$97,900,679	$8,169,141	(9,088,028)	$(918,887)
Syntax Stratified MidCap ETF	10,748,015	897,556	(1,097,854)	(200,298)
Syntax Stratified SmallCap ETF	17,947,571	2,681,354	(2,410,243)	271,111
Syntax Stratified U.S. Total Market ETF	12,303,558	—	(252,131)	(252,131)
Syntax Stratified U.S. Total Market Hedged ETF	41,046,412	36,069	(1,515,920)	(1,479,851)
Syntax Stratified Total Market II ETF	7,490,059	381,384	(31)	381,353

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  3—Derivative Financial Instruments
Syntax Stratified U.S. Total Market Hedged ETF invests in purchased and written options as part of its hedging strategy.
Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statements of Assets and Liabilities at Investment in securities of unaffiliated issuers. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.
Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statements of Assets and Liabilities at Written options, at value. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
The following is a summary of the location and the Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of December 31, 2022.
Asset Derivatives
Location	Equity Contracts	Total
Purchased options:
Investments in securities of unaffiliated issuers	$4,620,928	$4,620,928
Total	$4,620,928	$4,620,928

Liability Derivatives
Location	Equity Contracts	Total
Written options:
Written options, at value	$(438,900)	$(438,900)
Total	$(438,900)	$(438,900)

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  3—Derivative Financial Instruments–(continued)
The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure for the year ended December 31, 2022.
Realized Gain (Loss) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options:
Net realized gain (loss) from transactions in investment securities	$1,501,362	$1,501,362
Net realized gain (loss) from transactions in written options	$243,443	$243,443
Total	$1,744,805	$1,744,805

Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options:
Net change in unrealized appreciation (depreciation) on investment securities	$502,680	$502,680
Net change in unrealized appreciation (depreciation) on written options	$163,991	$163,991
Total	$666,671	$666,671
The following is a summary of the ending monthly average volume on derivative activity during the year ended December 31, 2022.
Options:
Average value of option contracts purchased	$5,782,042
Average value of option contracts written	(286,934)
Note  4—Investment Transactions
Purchases and sales of investments (including purchased options and excluding in-kind transactions and short term investments) for the year or period ended December 31, 2022, were as follows:
	Purchases	Sales
Syntax Stratified LargeCap ETF	$30,769,888	$30,651,610
Syntax Stratified MidCap ETF	4,504,080	4,412,843
Syntax Stratified SmallCap ETF	9,632,099	9,805,893
Syntax Stratified U.S. Total Market ETF	95,079	75,294
Syntax Stratified U.S. Total Market Hedged ETF	15,100,720	16,043,758
Syntax Stratified Total Market II ETF	9,591,886	1,295,953
For the year or period ended December 31, 2022, the following Funds had in-kind contributions and redemptions in the amounts as follows:
	In-kind Contributions	In-kind Redemptions
Syntax Stratified LargeCap ETF	$39,092,065	$40,252,901
Syntax Stratified MidCap ETF	3,610,968	1,645,251
Syntax Stratified SmallCap ETF	3,504,928	1,952,908
Syntax Stratified U.S. Total Market ETF	6,300,903	9,440,046

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  4—Investment Transactions–(continued)
	In-kind Contributions	In-kind Redemptions
Syntax Stratified U.S. Total Market Hedged ETF	$4,494,726	$6,831,705
Syntax Stratified Total Market II ETF	7,922,273	11,543,167
Note  5—Capital Share Transactions
Each Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). The capital shares are only redeemable in Creation Unit aggregations. Transactions in shares of each Fund are disclosed in detail on the Statements of Changes in Net Assets. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities (“Deposit Securities”) and/or cash constituting a substantial replication, or a representation, of the securities included in the Underlying Index.
Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $1,250, $1,000 and $1,500 for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, respectively. The standard transaction fee charge is $50 for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF.
The Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a Fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a fund and are charged to defray the transaction cost to a fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.
Note  6—Fund Fees and Expenses
Investment Management Fees: Each Fund pays the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The management fee rate for each fund is as follows:
Annual Rate
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
Syntax Stratified U.S. Total Market ETF	0.75%
Syntax Stratified U.S. Total Market Hedged ETF	1.00%
Syntax Stratified Total Market II ETF	0.75%
Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect each Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Advisor to the Funds has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or, for Syntax Stratified U.S. Total Market Hedged ETF, funds advised or sub-advised by Vantage Consulting Group Inc., the equity sub-adviser,

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  6—Fund Fees and Expenses–(continued)
or Swan Global Investments, LLC, the options sub-adviser, through May 1, 2023 for Syntax Stratified U.S. Total Market ETF and Syntax Stratified U.S. Total Market Hedged ETF and through June 7, 2023 for Syntax Stratified Total Market II ETF. The Advisor reimbursed management fees of $31,817, $119,115 and $20,930 for acquired fund fees and expenses in affiliated funds for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF, respectively. These amounts are included in Expense Waiver/Reimbursement in the Statements of Operations and are not subject to recoupment.
The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Funds to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses (only with respect to each of the Syntax Stratified LargeCap, MidCap and SmallCap ETFs), (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed the following expense limitations shown below.
In addition, the Adviser has agreed to waive its fees and/or absorb Excluded Expenses of each fund to ensure that Total Annual Operating Expenses do not exceed the following expense limitation:
Expense Limit
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.35%
Syntax Stratified SmallCap ETF	0.40%
Syntax Stratified U.S. Total Market ETF	0.35%
Syntax Stratified U.S. Total Market Hedged ETF	0.65%
Syntax Stratified Total Market II ETF	0.35%
These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed the following amounts in expenses for the year or period ended December 31, 2022 as noted below.
Expenses Waived and Reimbursed
Syntax Stratified LargeCap ETF	$149,044
Syntax Stratified MidCap ETF	9,684
Syntax Stratified SmallCap ETF	9,526
Syntax Stratified U.S. Total Market ETF	40,344
Syntax Stratified U.S. Total Market Hedged ETF	152,651
Syntax Stratified Total Market II ETF	27,622
Subject to approval by the Funds' Board of Trustees, any waiver and/or reimbursement under an expense limitation agreement entered into between the Advisor and the Trust is subject to repayment by a Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense limit in place at the time such amounts were waived or

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  6—Fund Fees and Expenses–(continued)
reimbursed; and (ii) the Fund’s current expense limit as noted above. At December 31, 2022, the waivers and reimbursements subject to repayment are as follows:
	2023	2024	2025
Syntax Stratified LargeCap ETF	$47,244	$120,877	$149,044
Syntax Stratified MidCap ETF	3,931	9,028	9,684
Syntax Stratified SmallCap ETF	11,425	17,104	9,526
Syntax Stratified U.S. Total Market ETF	—	58,102	40,344
Syntax Stratified U.S. Total Market Hedged ETF	—	86,619	152,651
Syntax Stratified Total Market II ETF	—	—	27,622
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.
Each Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds. It performs both the day-to-day management of the Funds and places orders for the purchase and sale of individual securities for the Funds (equity portfolio only in the case of SHUS). Syntax Advisors compensates Vantage for its services to the Funds.
Swan Global Investments, LLC ("Swan") serves as the options sub-adviser to SHUS. It performs both the day-to-day management of the option strategy for SHUS, and places orders for the purchase and sale of options for SHUS. Syntax Advisors compensates Swan for its services to the Funds.
During the year ended December 31, 2022, the Sub-Adviser reimbursed Syntax Stratified LargeCap ETF and Syntax Stratified SmallCap ETF in the amounts of $123,526 and $26,029, respectively, in connection with trading matters.
An interested Trustee and officers of the Trust are affiliated with the Advisor and receive no compensation from the Trust for serving as officers and/or Trustee.
Note  7—Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience and knowledge of management, the Funds expect the risk of loss to be remote.
Note  8—Risks
As with all investments, there are certain risks of investing in each Fund. Fund Shares will change in value, and you could lose money by investing in the Funds.
Market Risk: Overall securities market risks will affect the value of individual instruments in which the Funds invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  8—Risks–(continued)
emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.
Market Disruption Risk: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.
Strategy Risk: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.
Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.
Small-And Mid-Capitalization Securities Risk: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.

Syntax ETF Trust
Notes to Financial Statements  (continued)
December 31, 2022

Note  8—Risks–(continued)
Passive Strategy/Index Risk: Each Fund may invest in Syntax Underlying Funds or securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Syntax Underlying Funds or securities are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Syntax Underlying Fund's or securities’ return to be lower than if the Fund employed an active strategy. There is no guarantee that the Syntax Underlying Fund’s or securities’ investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.
Market Trading Risk: Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of each Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.
Options Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Syntax Stratified U.S. Total Market Hedged ETF’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.
Options Based Risk: Syntax Stratified U.S. Total Market Hedged ETF’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underlying Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create options basis risk.
Derivatives Risk: Syntax Stratified U.S. Total Market Hedged ETF invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund or the Syntax Underlying Funds may change quickly and without warning and you may lose money.
Please see the Funds' prospectus for a complete discussion of these and other risks.
Note  9—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF, and Syntax Stratified Total Market II ETF and Board of Trustees of Syntax ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Syntax ETF Trust comprising the funds listed below (the “Funds”) as of December 31, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, and Syntax Stratified SmallCap ETF	For the year ended December 31, 2022	For the years ended December 31, 2022 and December 31, 2021
Syntax Stratified U.S. Total Market ETF	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from March 18, 2021 (commencement of operations) through December 31, 2021
Syntax Stratified U.S. Total Market Hedged ETF	For the year ended December 31, 2022	For the year ended December 31, 2022 and for the period from June 15, 2021 (commencement of operations) through December 31, 2021
Syntax Stratified Total Market II ETF	For the period from June 14, 2022 (commencement of operations) through December 31, 2022
The Funds’ financial highlights for the years or periods ended December 31, 2020 and prior, were audited by other auditors whose report dated February 24, 2021, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2023

Syntax ETF Trust
Other Information
December 31, 2022 (Unaudited)

Federal Tax Information (Unaudited)
The Form 1099-DIV you received in February 2023 showed the tax status of all distributions paid to your account in calendar year 2022. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.
Qualified Dividend Income: For the fiscal year or period ended December 31, 2022, Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF, designate approximately $1,615,742, $98,761, $205,319, $196,143, $572,787 and $126,798, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a tax rate not greater than 20%.
Dividends Received Deduction: Corporate shareholders are generally entitled to take the dividends received deduction on the portion of each Fund’s dividend distribution that qualifies under tax law. Of the fiscal 2022 ordinary income dividends for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedge ETF and Syntax Stratified Total Market II ETF, 100.00%, 100.00%, 100.00%, 98.44%, 39.17% and 88.49%, respectively, qualify for the corporate dividends received deduction.

Syntax ETF Trust
Other Information  (continued)
December 31, 2022 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 01, 2022 to December 31, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified LargeCap ETF	0.30%	$1,066.70	$1.56	$1,023.70	$1.53

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified MidCap ETF	0.35%	$1,070.10	$1.83	$1,023.40	$1.79

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
December 31, 2022 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified SmallCap ETF	0.40%	$1,024.40	$2.04	$1,023.20	$2.04

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market ETF	0.04%	$1,066.20	$0.21	$1,025.00	$0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market Hedged ETF	0.38%	$1,052.60	$1.97	$1,023.30	$1.94

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified Total Market II ETF	0.04%	$1,065.80	$0.21	$1,025.00	$0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
December 31, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.
Other information regarding the Funds is available on the Funds’ website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Trustees and Officers of the Trust

TRUSTEES
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE LAST 5 YEARS
Independent Trustees
Deborah Fuhr (1959) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Lead Independent Trustee	Term: Unlimited Trustee since 2018	Co-Founder and Managing Partner, ETFGI LLP (research and consulting) (2012 to present).	9	Co-Founder and Board Member, Women in ETFs (Not for Profit) (2014 to present); Co-founder and Board Member, Women in ETFs Europe Limited (Educational Association) (2015 to present).
George Hornig (1954) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Independent Trustee and Chairman of the Audit Committee	Term: Unlimited Trustee since 2018	Managing Member, George Hornig, LLC (2017 to present) (investments); Director and Audit Committee Chairman, Forrester Research, Inc. (technology research company) (1997 to 2018); Managing Partner and Co-Founder, The Seed Lab L.P. (early stage venture fund) (2019 to present).	9	Director, Daniel J. Edelman Holding (2016 to present) (global communications marketing firm); Chairman, Xometry (advanced manufacturing platform business) (2013 to present); Director, Vaxxinity (vaccine development biotech firm) (2022 to present); Co-Chairman, Healthwell Acquisition Corp I (2021 to present) (SPAC); Chairman, KBL Merger Corp IV (2017 to 2020) (healthcare acquisition corp).
Richard Lyons (1961) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Independent Trustee and Chairman of the Nominating and Governance Committee	Term: Unlimited Trustee since 2018	Chief Innovation and Entrepreneurship Officer, UC Berkeley (since 2020); Director (2013 to 2016), Matthews A Share Selections Fund, LLC (mutual funds); Professor and William & Janet Cronk Chair in Innovative Leadership (2019), Dean (2008-19), Haas School of Business, UC Berkeley; Haas School of Business, UC Berkeley; Chief Learning Officer (2006 to 2008), Goldman Sachs (investment banking and investment management); Executive Associate Dean (2005 to 2006), Acting Dean (2004 to 2005), Professor (2000 to 2004), Associate Professor (1996 to 2000), Assistant Professor (1993 to 1996), Haas School of Business, UC Berkeley.	9	Trustee, Matthews International Funds (2009 to present)

Trustees and Officers of the Trust  (continued)

Stewart Myers (1940) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Independent Trustee	Term: Unlimited Trustee since 2018	Professor Emeritus, MIT Sloan School of Management (since 2015); Principal, The Brattle Group, Inc. (1991-2022); Research Associate, National Bureau of Economic Research (since 1978).	9
Interested Trustees
Rory Riggs (1953) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Trustee and Chief Executive Officer	Term: Unlimited Trustee since 2017	Founder and Chief Executive Officer, Locus Analytics, LLC (since 2010) (data analytics); Founder and Chief Executive Officer, Syntax Advisors, LLC (Since 2013) (investment advisor); Chief Executive Officer and Founder of Syntax LLC (Since 2009) (index provider and financial analytics management company for Syntax Advisors).	9	Director and Co-Founder, Royalty Pharma (1996 to present) (biopharmaceuticals); Chairman and Co-Founder, Cibus Global, Ltd. (2012 to present) (gene editing agriculture); Director StageZero Life Sciences, fka GeneNews Limited (2000 to present); Director, Intra-Cellular Therapies, Inc. (since 2014); Director, FibroGen, Inc. (1993 to present).
Kathy Cuocolo (1952) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Trustee	Term: Unlimited Trustee since 2018	President and Senior Vice President, Syntax Advisors, LLC and predecessor companies (2014 to 2021); Managing Director, Head of Global ETF Services, BNY Mellon (2008 to 2013); Executive Vice President, State Street (1982 to 2003); Director, Guardian Life Family of Funds (2005 – 2007); Select Sector Trust, Chairman (2000 to 2007); Director, The China Fund (1999 to 2003).	9	Greenbacker Renewable Energy LLC, Audit Chair (2013 to present); Trustee, Monterey Capital (2021 to present) (acquisition corp.).
The Statement of Additional Information contains further information about the trustees and is available without charge upon your request by calling (866) 972-4492 (toll-free) or by visiting www.syntaxadvisors.com.

Trustees and Officers of the Trust  (continued)

OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS
Rory Riggs (1953) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Chief Executive	Since 2018	See Trustee table above
Carly Arison (1990) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	President	Since 2021	President, Senior Vice President, Vice President, and Manager, Syntax Advisors, LLC and predecessor companies (2012 to Present)
David Jaffin (1954) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Treasurer	Since 2019	Partner, B2B CFO® (January 2019 to present); Chief Financial Officer, Poliwogg Holdings, Inc. (October 2012 to August 2018).
James Nash (1981) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Chief Compliance Officer	Since 2022	Mr. Nash currently serves as Director and Fund Chief Compliance Officer at Foreside Fund Officer Services, LLC (d/b/a ACA Group, LLC) (2016 to present).
Bill Belitsky (1979) c/o Syntax Advisors One Liberty Plaza 46th Floor New York, NY 10006	Secretary	Since 2022	Legal counsel to Syntax Advisors LLC (since April 2021); Of Counsel, Paul Hastings LLP (2006 to 2021).

Syntax ETF Trust
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
One Liberty Plaza 46th FI.
New York, NY 10006
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that George Hornig, Richard Lyons and Stewart Myers are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Messrs. Hornig, Lyons and Myers are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Messrs. Hornig, Lyons and Myers as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

		Fiscal Year Ended 12/31	Fiscal Year Ended 12/31
		2021	2022
(a)	Audit Fees	$78,500	$101,500
(b)	Audit Related Fees(1)	$0	$0
(c)	Tax Fees(2)	$20,000	$24,000
(d)	All Other Fees	$0	$0
	Total	$98,500	$125,500

(1)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the fund comprising the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the fund comprising the Registrant.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)	None of the services described in each of paragraphs (b) through (d) of this Item involved a waiver of the pre-approval requirement by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	There were no aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2022 and December 31, 2021.

(h)	The Audit Committee of the Registrant’s Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee of the Registrant’s Board of Trustees: Deborah Fuhr, George Hornig, Richard Lyons and Stewart Myers.

Item 6:	Investments.

(a)	The Registrant’s Schedules of Investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit, are incorporated herein by reference.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	March 9, 2023

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	March 9, 2023

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers
13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer